Filed with the Securities and Exchange Commission on April 15, 2020

Securities Act Registration No. 333-237048

Investment Company Act Registration No. 811-23556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	⬜
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Pre-Effective Amendment No. 1	☒
(Check appropriate box or boxes.)

DATUM ONE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street
Chicago, IL 60603
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, including Area Code: (312) 557-4100
Name and Address of Agent for Service
Barbara J. Nelligan
The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60603

With copy to:

John Loder

Jessica Reece

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering:

As soon as practicable after the effectiveness of this registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion—Dated April 15, 2020

DATUM ONE SERIES TRUST

PROSPECTUS

[DATE]

Phaeacian Global Value Fund

Institutional Class - [TICKER]

Phaeacian Accent International Value Fund

Institutional Class - [TICKER]

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds' annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary. Instead, the reports will be made available on the Funds' website [(____________)], and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling [xxx-xxx-xxxx] or by sending an email request to [____________].

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can contact the Fund to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Trust if you invest directly with the Fund.

Neither the U.S. Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY INFORMATION ABOUT THE FUNDS

Phaeacian Global Value Fund

Investment Objective

The Fund seeks to provide above-average capital appreciation over the long-term while attempting to minimize the risk of capital loss.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The tables and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) ...........................................	None
Maximum Deferred Sales Charge (CDSC) (Load)
(as a percentage of original sales price or redemption
proceeds, as applicable) ...........................................................	None
Exchange Fee ...............................................................................	[ ]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees ........................................................................	[	]%
Distribution (12b-1) Fees .............................................................	[	]
Other Expenses(1) .........................................................................	[	]%
Total Annual Fund Operating Expenses ......................................	[	]%
Fee Waiver and/or Expense Reimbursement ...............................	[	]%
Total Annual Fund Operating Expenses After Fee Waiver

and/or Expense Reimbursement ..........................................	[	]%

(1)Other Expenses are based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

$ [ ]        $ [ ]        $ [ ]      $ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the predecessor fund's portfolio turnover rate was [ ]% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year. For more information regarding the predecessor fund, please see the discussion under Performance Information.

Principal Investment Strategies

The Fund seeks to identify investment opportunities across markets globally, including both developed and emerging countries. It typically invests in equity securities of companies with market capitalizations in excess of $2 billion at the time of the initial purchase. If the market capitalization of an issuer of securities held by the Fund declines below $2 billion, the Fund may purchase additional shares of that issuer.

The Fund typically invests in 30 to 60 companies the portfolio managers believe are high quality and financially strong, and that the portfolio managers believe have management teams that run the business well operationally and allocate capital in a way that builds share value over time. The portfolio managers seek to invest in these companies when their stock prices are less than the portfolio managers' estimate of their intrinsic values per share. The portfolio managers define the "intrinsic value" of a business to mean the discounted value of the sum of all the free cash flows that can be generated by the business during its remaining life.

The Fund's universe of potential investments primarily includes companies domiciled in jurisdictions where the portfolio managers believe reasonable business practices exist. In investing the Fund's assets, the portfolio managers focus on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections. The portfolio managers will, under normal circumstances, seek to maintain a minimum of 20% of the Fund's total assets invested in equity securities of companies domiciled in the United States and a minimum of 20% of the Fund's total assets invested in equity securities of companies domiciled in jurisdictions outside of the United States, calculated at market value at the time of purchase. Under normal circumstances, the Fund will invest no less than 80% of its total assets in equity securities and will generally hold no more than 10% of its total assets in cash or cash equivalents. In addition, the portfolio managers may invest in depositary receipts, which are receipts that represent interests in non-U.S. securities that may be sponsored by the issuer or unsponsored. The Fund may invest in a variety of types of equity securities, including common stocks, preferred stocks, convertible securities, rights and warrants.

The portfolio managers believe that the Fund's investment goals are best achieved by taking a long-term approach. The portfolio managers consider themselves as owners of businesses and believe the intrinsic value of a business is not decided by what happens in a given quarter, but rather by what will happen over a multi-year period. However, the portfolio managers are also valuation-driven. As such, what ultimately dictates the Fund's holding period of any security is how much time it takes for the discount to fair value to unwind.

Key Investment Criteria. The portfolio managers expect to consider the following investment criteria, among others, under normal circumstances.

1.Business Quality. The portfolio managers seek to invest in businesses with high barriers to market entry, low threat of substitutes, sustainable competitive advantages, and power over customers as well as suppliers. The portfolio managers believe that such businesses can expand revenues over time, generate industry leading margins, realize high levels of free cash flows, and earn attractive returns on capital employed.

2.Financial Strength. The portfolio managers consider the overall financial strength of businesses. The portfolio managers seek to avoid companies with excessive leverage on their balance sheet relative to the free cash flow profile of the business. The portfolio managers believe that a strong balance sheet can help a company withstand temporary disruptions or adverse economic circumstances, and put it in a position to gain strength though challenging times.

3.Strong Management. The portfolio managers seek to invest in companies with shareholder-aligned management teams that have histories of both operational excellence and capital allocation that builds shareholder value.

4.Low Absolute Valuation. The portfolio managers only make investments when they believe the investment offers a margin of safety, i.e., when the issuer's shares trade at a sufficient discount to the portfolio managers' estimate of their intrinsic value.

Given the portfolio managers' strict investment criteria, a broad potential investment universe, a limited number of holdings in the portfolio, and a benchmark-agnostic approach are all important aspects of the Fund's strategy. While there are thousands of publicly listed companies in the world, the portfolio managers believe that only a limited number of them combine strong business fundamentals, financial strength, and shareholder-friendly management teams while trading at a discount to intrinsic value, which leads the portfolio managers to run a selective portfolio. The portfolio managers' benchmark-agnostic approach focuses on whether an opportunity meets all of the investment criteria, rather than where the company is domiciled or which sector or industry it operates in.

The portfolio managers are cognizant of macro-economic factors, but center their analyses around, and select stocks based on the fundamentals of the underlying businesses. The portfolio managers perform security selection on a bottom-up basis and conduct extensive research on individual investment candidates, focusing on business fundamentals. They eschew businesses that do not lend themselves to appraisal. The portfolio managers use their research findings to estimate the intrinsic value of businesses.

The Fund's portfolio construction is the product of this research and valuation process. The portfolio managers select companies that meet their qualitative investment criteria and offer a sufficient margin of safety. The portfolio managers rank all portfolio securities according to the relative discount to their estimate of intrinsic value and usually allocate the largest portfolio weightings to those investments that they believe offer the greatest opportunity for appreciation. The portfolio managers believe that this approach allows their best ideas to have a meaningful impact on the Fund's performance.

The portfolio managers may sell a portfolio holding when the holding's market price appreciates and approaches the portfolio managers' estimate of intrinsic value; when they find an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or when the original investment thesis no longer holds.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Manager and there is no guarantee that the Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Large-Capitalization Companies. Returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments (including depositary receipts) can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of non-U.S. currency, can make it more difficult for the Fund to sell its securities and could reduce the value of the Fund's shares. Differences in regulatory, tax and accounting standards and differences in reporting standards may cause difficulties in obtaining information about non-U.S. companies and may negatively affect investment decisions. Investments in non-U.S. securities may be affected by restrictions on receiving investment proceeds from outside the U.S. confiscatory tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, global economies are increasingly interconnected, which increases the possibility that conditions in one country, region or financial market might adversely impact a different country, region or financial market.

Risks Associated with Investing in Emerging Markets. In investing the Fund's assets, the portfolio managers focus on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections, and such investments may be subject to heightened risk. The Fund's investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions, which could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. The Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund's calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Risks Associated with Value Investing. Value stocks, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of stocks that differs materially from its benchmark index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers' opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that all of the Manager's personnel will continue to be associated with the Manager for any length of time, and the loss of services of one or more key employees of the Manager, including the portfolio managers, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information is intended to help you understand the risks of investing in the Fund. The Fund is the successor to FPA Paramount Fund, Inc. (the "Global Predecessor Fund"), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Global Predecessor Fund into the Fund on [DATE]. The performance provided in the bar chart and table is that of the Global Predecessor Fund. The following bar chart shows the changes in the Global Predecessor Fund's performance from year to year, and the table compares the Global Predecessor Fund's performance to the performance of a broad-based securities market index/indices for the same period.

The Fund's performance information reflects applicable fee waivers/expense limitations, if any, during the period shown and, absent such fee waivers/expense limitations performance would have been lower. The chart and table reflect the reinvestment of dividends and distributions.

The MSCI All Country World Net Total Return (NTF) Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging markets and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio.

The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to [WEBSITE] or call [PHONE NUMBER].

[ANNUAL RETURN CHART TO BE UPDATED BY AMENDMENT]

The Fund's highest/lowest quarterly results during this time period were:

[BEST/WORST QUARTER TO BE UPDATED BY AMENDMENT]

Average Annual Total Return

(For the period ended December 31, 2019)

	1-Year		5-Year		Ten Years
Before taxes	[	]%	[	]%	[	]%
After Taxes on Distributions(1)	[	]%	[	]%	[	]%
After Taxes on Distributions and Sale of Fund Shares(1)	[	]%	[	]%	[	]%
MSCI All Country World NTR Index (reflects no deductions for	[	]%	[	]%	[	]%
fees, expenses or taxes)

(1)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown.

After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-advantaged arrangements,

such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

Management of the Fund

Investment Manager

Phaeacian Partners LLC is the Fund's investment manager.

Portfolio Managers

Gregory A. Herr and Pierre O. Py, each of whom is a Managing Partner of the Manager, have served as portfolio managers of the Global Predecessor Fund since 2011 and are primarily responsible for the day-to-day management of the Fund's portfolio.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; [by visiting our website at [WEBSITE];] by writing to us at [ADDRESS]; or by calling us at [PHONE NUMBER].

Purchase Minimums

Minimum Initial Investment:	$[1,500]
Minimum Additional Investment: (1)	$[100]

(1)No minimum investment amount is imposed for subsequent investments in retirement plans.

The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are customers of certain financial intermediaries that hold the Fund's shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as an IRA or 401(k) plan. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund and/or its related companies for providing a variety of services, which may include recordkeeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Phaeacian Accent International Value Fund

Investment Objective

The Fund seeks to provide above average capital appreciation over the long-term while attempting to minimize the risk of capital loss.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The tables and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) ...........................................	None
Maximum Deferred Sales Charge (Load)
(as a percentage of original sales price or redemption
proceeds, as applicable) ...........................................................	None
Exchange Fee ...............................................................................	[	]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees ........................................................................	[	]%
Distribution (12b-1) Fees .............................................................	[	]%
Other Expenses(1) .........................................................................	[	]%
Total Annual Fund Operating Expenses	[	]%
Expense Reimbursement..............................................................	[	]%

Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement ..........................................	[	]%

(1)Other Expenses are based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

$ [ ]       $ [ ]        $ [ ]      $ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the predecessor fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year. For more information regarding the predecessor fund, please see the discussion under Performance Information.

Principal Investment Strategies

The Fund primarily seeks to identify investment opportunities across international markets, including both developed and emerging countries. It typically invests in equity securities of companies of all market capitalizations domiciled in jurisdictions outside of the United States. The portfolio manager does not restrict potential investments by market capitalization and the Fund may invest in small, mid and large capitalization companies.

The Fund typically invests in a small selection of companies the portfolio manager believes are high quality and financially strong, and that the portfolio manager believes have management teams that run the business well operationally and allocate capital in a way that builds share value over time. The portfolio manager seeks to invest in these companies when their stock prices are significantly less than the portfolio manager's estimate of their intrinsic values per share. The portfolio manager defines the "intrinsic value" of a business to mean the discounted value of the sum of all the free cash flows that can be generated by the business during its remaining life. The Fund may invest in a variety of types of equity securities, including common stocks, preferred stocks, convertible securities, rights and warrants.

The Fund's universe of potential investments primarily includes companies domiciled in jurisdictions where the portfolio manager believes reasonable business practices exist. In investing the Fund's assets, the portfolio manager focuses on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections. The Fund will primarily invest in companies domiciled in Continental Europe, Japan, the United Kingdom, emerging Asian markets, the Americas (which typically excludes the United States), Australia and New Zealand, and developing EMEA (Europe, Middle East and Africa) countries. There are no geographic limits on the Fund's non-U.S. investments. The portfolio manager does not expect to invest more than 35% of the Fund's assets in securities of companies domiciled in emerging markets, however, the Fund's investments in emerging markets may exceed this amount depending on market opportunities. The Fund considers emerging markets to be markets located in countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Given the Fund's broad investment universe, the portfolio manager expects to be able to deploy a large part of the Fund's assets under normal circumstances. However, the Fund will seek to remain true to its investment disciple at all times and in all market conditions, and may at time hold cash in lieu of equities if the portfolio managers cannot find sufficient investment opportunities that meet all of its key investment criteria. In addition, the portfolio manager may invest in depositary receipts, which are receipts that represent interests in non-U.S. securities that may be sponsored or unsponsored.

The portfolio manager believes that the Fund's investment goals are best achieved by taking a long-term approach. The portfolio manager considers himself as owner of businesses and believes the intrinsic value of a business is not decided by what happens in a given quarter, but rather by what will happen over a multi-year period. However, the portfolio manager is also valuation-driven. As such, what ultimately dictates the Fund's holding period of any security is how much time it takes for the discount to fair value to unwind.

Key Investment Criteria. The portfolio manager expects to consider the following investment criteria, among others, under normal circumstances.

1.Business Quality. The portfolio manager seeks to invest in businesses with high barriers to market entry, low threat of substitutes, sustainable competitive advantages, and power over customers as well as suppliers. The portfolio manager believes that such businesses can expand revenue over time, generate industry leading margins, realize high levels of free cash flow, and earn attractive returns on capital employed.

2.Financial Strength. The portfolio manager considers the overall financial strength of businesses. The portfolio manager seeks to avoid companies with excessive leverage on their balance sheet relative to the free cash flow profile of the business. The portfolio manager believes that a strong balance sheet can help a company withstand temporary disruptions or adverse economic circumstances, and put it in a position to gain strength though challenging times.

3.Strong Management. The portfolio manager seeks to invest in companies with shareholder-aligned management teams that have histories of both operational excellence and capital allocation that builds shareholder value.

4.Low Absolute Valuation. The portfolio manager only makes investments when he believes the investment offers a high margin of safety, i.e., when the issuer's shares trade at a significant discount to the portfolio manager's estimate of their intrinsic value.

Given the portfolio manager's strict investment criteria, a broad potential investment universe, a limited number of holdings in the portfolio, and a benchmark-agnostic approach are all important aspects of the Fund's strategy. While there are thousands of publicly listed companies across international markets, the portfolio manager believes that only a limited number of them combine strong business fundamentals, financial strength, and shareholder-friendly management teams while trading at a significant discount to intrinsic value, which leads the portfolio manager to run a concentrated portfolio. The portfolio manager's benchmark-agnostic approach focuses on whether an opportunity meets all of the investment criteria, rather than where the company is domiciled or which sector or industry it operates in.

The portfolio manager is cognizant of macro-economic factors, but center his analyses around, and selects stocks based on the fundamentals of the underlying businesses. The portfolio manager performs security selection on a bottom-up basis and conducts extensive research on individual investment candidates, focusing on business fundamentals. The portfolio manager eschews businesses that do not lend themselves to appraisal. The portfolio manager uses research findings to estimate the intrinsic value of businesses.

The Fund's portfolio construction is the product of this research and valuation process. The portfolio manager selects companies that meet his qualitative investment criteria and in his view offer a significant margin of safety. The portfolio manager ranks all portfolio securities according to the relative discount to his estimate of intrinsic value and usually allocates the largest portfolio weightings to those investments that he believes offer the greatest opportunity for appreciation. The portfolio manager believes that this approach allows his best ideas to have a meaningful impact on the Fund's performance.

The portfolio manager may sell a portfolio holding when the holding's market price appreciates and approaches the portfolio manager's estimate of intrinsic value; when the portfolio manager finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or when the original investment thesis no longer holds.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Manager and there is no guarantee that the Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Large-Capitalization Companies. Returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments (including depositary receipts) can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of non-U.S. currency, can make it more difficult for the Fund to sell its securities and could reduce the value of the Fund's shares. Differences in regulatory, tax and accounting standards and differences in reporting standards may cause difficulties in obtaining information about non-U.S. companies and may negatively affect investment decisions. Investments in non-U.S. securities may be affected by restrictions on receiving investment proceeds from outside the U.S., confiscatory tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, global economies are increasingly interconnected, which increases the possibility that conditions in one country, region or financial market might adversely impact a different country, region or financial market.

Risks Associated with Investing in Emerging Markets. In investing the Fund's assets, the portfolio manager focuses on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections, and such investments may be subject to heightened risk. The Fund's investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Value Investing. Value stocks, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of stocks that differs materially from its benchmark index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund's calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short term investment. The Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Manager's personnel will continue to be associated with the Manager for any length of time. The loss of services of one or more key employees of the Manager, including the portfolio manager, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information is intended to help you understand the risks of investing in the Fund. The Fund is the successor to FPA International Value Fund (the "International Predecessor Fund"), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the International Predecessor Fund into the Fund on [DATE]. The performance provided in the bar chart and table is that of the International Predecessor Fund. The following bar chart shows the changes in the International Predecessor Fund's performance from year to year, and the table compares the International Predecessor Fund's performance to the performance of a broad-based securities market index/indices for the same period.

The Fund's performance information reflects applicable fee waivers/expense limitations, if any, during the period shown and, absent such fee waivers/expense limitations performance would have been lower. The chart and table reflect the reinvestment of dividends and distributions.

The MSCI All Country World (ACWI) ex-USA NTR Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio.

The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to [WEBSITE] or call [PHONE NUMBER].

[ANNUAL RETURN CHART TO BE UPDATED BY AMENDMENT]

The Fund's highest/lowest quarterly results during this time period were:

[BEST/WORST QUARTER TO BE UPDATED BY AMENDMENT]

Average Annual Total Return

(For the period ended December 31, 2019)

Since Inception
	1-Year		5-Year
Before taxes ..........................................................................................	[ ]%		[ ]%		[ ]%
After Taxes on Distributions ................................................................	[	]%	[	]%	[	]%
After Taxes on Distributions and Sale of Fund Shares(1) .....................	[	]%	[	]%	[	]%
MSCI ACWI ex-USA NTR Index (reflects no deductions for [fees,
expenses or taxes])................................................................................	[	]%	[	]%	[	]%

(1)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

Management of the Fund

Investment Manager

Phaeacian Partners LLC is the Fund's investment Manager.

Portfolio Managers

Pierre O. Py who is a Managing Partner of the Manager, has served as the portfolio manager of the International Predecessor Fund's since the International Predecessor Fund's inception in 2011 and is primarily responsible for the day-to-day management of the Fund's portfolio.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; [by visiting our website at [WEBSITE];] by writing to us at [ADDRESS]; or by calling us at [PHONE NUMBER].

Purchase Minimums

Minimum Initial Investment:	$[1,500]
Minimum Additional Investment: (1)	$[100]

(1)No minimum investment amount is imposed for subsequent investments in retirement plans.

The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are customers of certain financial intermediaries that hold the Fund's shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as an IRA or 401(k) plan. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund and/or its related companies for providing a variety of services, which may include recordkeeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND STRATEGIES OF EACH FUND

This section, together with the sections entitled "Additional Information about the Funds' Principal Risks" and "Information about the Funds' Non-Principal Investment Strategies" provides more detailed information regarding Phaeacian Global Value Fund and Phaeacian Accent International Value Fund (collectively, the "Funds"), including each Fund's investment strategies and principal risks.

Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund is not fundamental and may be changed at any time by the Board of Trustees without shareholder approval. Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions.

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The portfolio managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions, or company performance, and these judgments may affect the return on your investment.

This section provides additional information about the principal investment strategies utilized by the Funds. Pending investment in securities and other investments that meet each Fund's investment objective and policies, the proceeds of the offering of shares of the Funds, including from large subscriptions, may be invested in high quality, short-term securities, including liquidity and cash management funds, or may remain un-invested temporarily, potentially limiting the Fund's total return and its ability to achieve its investment objective.

Key Investment Criteria for the Funds

Business Quality. The portfolio managers believe a high quality business is one that is able to earn a high return on capital for sustained periods of time. While the Funds may invest in companies in a wide range of industries, the Funds seek to invest in companies that have durably superior business fundamentals. The portfolio managers generally look for industries and companies that have long term staying power. The fundamentals the portfolio managers seek are high barriers to market entry, low threat of product or service substitution, unique sustainable competitive advantages, power over customers as well as suppliers, and ultimately, pricing power. The portfolio managers believe that such businesses are able to expand revenues, generate industry leading operating profit margins, realize high levels of free cash flow, and earn superior returns on capital employed over time.

Financial Strength. In evaluating a potential investment candidate, the portfolio managers also consider overall financial strength. The portfolio managers seek to avoid companies that expose their shareholders to a material risk of permanent capital loss with the use of excessive financial leverage. The Funds invest in companies whose balance sheets are conservatively managed and do not invest in companies with high levels of debt relative to the free cash flow they generate. The portfolio managers believe financial strength enhances a business' ability to endure temporary disruption or adverse economic circumstances. It ultimately puts the business in a position to benefit from market dislocations and to consistently gain strength through economic cycles. Such self-reinforcement can take many forms, including continuing investments to further enhance competitive positioning, opportunistic acquisitions, and buying back stock at significant discounts to intrinsic value in order to increase value per share. Value destruction, on the other hand, is often the result of excessive leverage, particularly when combined with unforeseen events.

Strong Management Teams. The Funds seek to invest in companies with shareholder-aligned management teams that in the portfolio managers' opinion not only run businesses well from an operational perspective but also display sound financial discipline and allocate capital in a way that causes shareholder value to build over time. Frequently these managers are large shareholders themselves and, thus, think and act as owners of the business. The portfolio managers believe such management teams generally do not engage in "strategic" merger and acquisition transactions with little regard for the high prices paid, but rather diligently allocate capital by comparing the relative returns of every investment opportunity, and only invest if an opportunity can deliver a return in excess of the company's cost of capital. In the absence of such attractive options to redeploy capital, the portfolio managers would expect these management teams to consider returning capital to shareholders through dividends and/or share repurchases.

Low Absolute Valuations. Buying with a margin of safety (i.e., at a discount to the portfolio managers' estimate of the issuer's intrinsic value) is paramount to each Fund's investment strategy. The portfolio managers believe inefficiencies exist in equity capital markets that provide attractive investment opportunities. Such investment opportunities can arise for example when companies are not followed by the market, are out of favor, or are fundamentally misunderstood. Similarly, the portfolio managers believe that structural shifts in markets, temporary disruptions, or changes in business models can drive temporary inefficiencies in the pricing of securities. A change in the company's scope of operations or in its management may also create a disconnect between a company's stock price and its intrinsic value. The portfolio managers believe that investing in securities at times when shares trade at discounts to intrinsic value enhances prospective returns while reducing investment risk.

Phaeacian Global Value Fund. Given the portfolio managers' strict investment criteria, a broad potential investment universe, a limited number of holdings in the portfolio, and a benchmark-agnostic approach are all important aspects of the Fund's strategy. While there are thousands of publicly listed companies in the world, the portfolio managers believe that only a limited number of them combine strong business fundamentals, financial strength, and shareholder-friendly management teams while trading at a discount to intrinsic value, which leads the portfolio managers to run a selective portfolio. The portfolio managers' benchmark-agnostic approach focuses on whether an opportunity meets all of the investment criteria, rather than where the company is domiciled or which sector or industry it operates in.

Phaeacian Accent International Value Fund. Given the portfolio manager's strict investment criteria, a broad potential investment universe, a limited number of holdings in the portfolio, and a benchmark-agnostic approach are all important aspects of the Fund's strategy. While there are thousands of publicly listed companies across international markets, the portfolio manager believes that only a limited number of them combine strong business fundamentals, financial strength, and shareholder-friendly management teams while trading at a significant discount to intrinsic value, which leads the portfolio manager to run a concentrated portfolio. The portfolio manager's benchmark-agnostic approach focuses on whether an opportunity meets all of the investment criteria, rather than where the company is domiciled or which sector or industry it operates in.

Investment Process for the Funds

The portfolio managers perform security selection on a bottom-up basis and conduct extensive research on individual investment candidates focusing on business fundamentals. The portfolio managers seek to understand the Funds' portfolio companies better than other market participants.

The portfolio managers devote a significant amount of time to traveling and meeting with management teams and other key employees of potential portfolio companies to discuss operations, business strategy, and capital allocation. These trips also often include visiting company sites (including plants and retail outlets). The portfolio managers typically interview competitors, suppliers, customers, and other relevant third parties. The portfolio managers analyze a long history of annual reports, investor presentations, conference call transcripts, third-party research and other relevant publicly available materials for each targeted company, as well as other industry participants. Through this research process, the portfolio managers seek to obtain an understanding of the value chain, market forces, and strategic dynamics applicable to a company. The portfolio managers use their research findings and analytical work to estimate the intrinsic value of businesses.

The portfolio managers maintain a database to track companies meeting its qualitative investment criteria and actively monitor developments within these companies, patiently waiting for opportunities to invest at low prices.

The Funds' portfolio construction is the product of the research and valuation process described above. The portfolio managers select companies that meet their qualitative investment criteria and, in their view, offer a sufficient margin of safety. The portfolio managers rank all portfolio securities according to the relative discount to their estimate of intrinsic value. The portfolio managers usually allocate the largest portfolio weightings to those investments that they believe offer the [greatest opportunity for appreciation]. The portfolio managers believe that this approach allows their best ideas to have a meaningful impact on the Funds' performance.

The portfolio managers continuously monitor each portfolio company to ensure that the original investment thesis remains intact and that the intrinsic value advantage remains. All else being equal, the Funds embrace the opportunity to add to a position at lower prices based on the premise that as the price declines the potential for future price appreciation increases and the risk profile diminishes.

The portfolio managers may sell a Funds' portfolio holding when the holding's market price appreciates and approaches the portfolio managers' estimate of its intrinsic value; they find an opportunity to reallocate the Funds' assets to other investments with greater reward potential; or the original investment thesis no longer holds.

Additional Information About the Funds' Principal Investment Strategies

To pursue each Fund's investment objective, the portfolio managers generally invest the Fund's assets in common stocks and other securities of international and U.S. companies, including but not limited to the following securities:

Equity Securities

Equity securities represent ownership shares in a company, and include securities that convey an interest in, may be converted into or give holders a right to purchase or otherwise acquire such ownership shares in a company.

Common Stock. Common stocks represent shares of ownership in a company. After other company obligations are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Ownership of common stock of a non-U.S. company may be represented by depositary receipts (which are certificates evidencing ownership of securities of a non-U.S. issuer).

Preferred Stock. Preferred stock is typically subordinated to an issuer's senior debt, but senior to the issuer's common stock. Typically, preferred stock is structured as a long-dated or perpetual bond that distributes income on a regular basis. Issuers are permitted to skip ("non-cumulative" preferred stock) or defer ("cumulative" preferred stock) distributions. Preferred stock may be convertible into common stock and may contain call or maturity extension features.

Warrants. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally two or more years). They can be highly volatile and may have no voting rights, pay no dividends, and have no rights with respect to the assets of the entity issuing them.

Initial Public Offerings ("IPOs")

The Funds may invest a portion of its assets in securities of companies offering shares in IPOs. IPO shares frequently are volatile in price. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Non-U.S. Securities

The Funds may invest in securities of U.S.-dollar denominated non-U.S. issuers traded in the United States and in non-U.S. currency-denominated securities of non-U.S. issuers. For purposes of this prospectus, non-U.S. issuers are generally non- U.S. governments or companies either domiciled outside the U.S. or traded on non-U.S. exchanges, but the portfolio managers may make a different designation in certain circumstances. The non-U.S. issuers that the Funds may invest in include issuers with significant exposure to countries with developing economies and/or markets.

Cash Equivalents

Cash equivalents are short-dated instruments that are readily convertible into cash. They may include bank obligations, commercial paper, and repurchase agreements. Bank obligations include certificates of deposit and bankers' acceptances. Commercial paper is a short term promissory note issued by a corporation, which may have a floating or variable rate. Repurchase agreements are transactions under which the Funds purchases a security from a dealer counterparty and agrees to resell the security on a specified future date at the same price, plus a specified interest rate.

Temporary Investments and Other Measures

The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, or during periods of significant shareholder redemptions, each Fund may invest up to 100% of its total assets in short-term, high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. A Fund will use a temporary strategy if the portfolio managers believe that pursuing the Fund's investment objective will subject the Fund to a significant risk of loss. When the portfolio managers pursue a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

As part of its normal operations, the Funds may hold cash or invest a portion of its portfolio in short-term interest bearing U.S. dollar denominated securities, pending investments or to provide for possible redemptions. Investments in such short- term debt securities can generally be sold easily and have limited risk of loss, but earn only limited returns. The Fund may increase its cash holdings and/or such short-term investments in anticipation of a greater than normal number of shareholder redemptions.

The portfolio managers' emphasis on a value-oriented investment approach could result in a portfolio that does not reflect the national economy, differs significantly from broad market indices and consists of securities considered by the average investor to be unpopular or unfamiliar.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of purchase. The Funds would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not principal investment strategies and are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information (the "SAI") for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the portfolio managers can decide whether to use them. Each Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategies. However, the portfolio managers may also use these investment techniques or make investments in securities that are not a part of a Fund's principal investment strategies.

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The discussions below expand on the risks identified in the Fund's summary section of the Prospectus as "principal risks." Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund.

It is possible to lose part or all of your money on an investment in the Funds.

Risks Associated with Investing in Equities. Equity securities, generally common stocks, preferred stocks and/or depositary receipts, held by the Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which a Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management.

Common stock of an issuer in a Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns. Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Risks Associated with Investing in Large-Capitalization Companies. Returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of smaller-cap and mid-cap companies tend to fluctuate more widely than those of larger, more established companies. Smaller-cap and mid- cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller- or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Investing in Non-U.S. Securities. Since the Funds principally invest in non-U.S. securities, each Fund will be subject to risks not typically associated with domestic securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

Certain of the risks noted below may also apply to securities of U.S. issuers with significant non-U.S. operations. Investments in non-U.S. securities involve the following risks:

∙The economies of some non-U.S. markets often do not compare favorably with that of the U.S. in areas such as growth of gross domestic product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or non-U.S. capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

∙Governmental actions—such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes—may adversely affect investments in non-U.S. markets. Such governments may also participate to a significant degree, through ownership or regulation, in their respective economies.

∙The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair a Fund's ability to purchase or sell non-U.S. securities or transfer its assets or income back to the U.S. or otherwise adversely affect the Fund's operations.

∙Other non-U.S. market risks include foreign exchange controls, difficulties in pricing securities, defaults on non- U.S. government securities, difficulties in enforcing favorable legal judgments in non-U.S. courts, and political and social instability. Legal remedies available to investors in some non-U.S. countries are less extensive than those available to investors in the U.S. Many non-U.S. governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government does. Corporate governance may not be as robust as in more developed countries. As a result, protections for minority investors may not be strong, which could adversely affect a Fund's non-U.S. holdings or exposures.

∙Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the portfolio managers to completely and accurately determine a company's financial condition or otherwise assess a company's creditworthiness.

∙Because there may be fewer investors on non-U.S. exchanges and smaller numbers of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of non-U.S. securities may be more volatile than prices of securities traded in the U.S.

∙Non-U.S. markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed, and a Fund's assets may be uninvested and may not be earning returns. The Funds also may miss investment opportunities or not be able to sell an investment or reduce its exposure because of these delays.

∙Changes in currency exchange rates will affect the value of a Fund's non-U.S. holdings or exposures.

∙The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions, increasing the transaction costs paid directly or indirectly by the Funds.

∙International trade barriers or economic sanctions against non-U.S. countries may adversely affect a Fund's non- U.S. holdings or exposures.

∙Global economies are increasingly interconnected, which increases the possibilities that conditions in one country, region or financial market may adversely impact a different country, region or financial market.

The severity or duration of these conditions may be affected if one or more countries leave the European Union, the euro currency or if other policy changes are made by governments or quasi-governmental organizations.

The Funds may invest in depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Global Depositary Notes ("GDNs"), which are certificates evidencing ownership of securities of a non-U.S. issuer. Depositary receipts may be sponsored by the non-U.S. issuer or unsponsored. Depositary receipts are subject to the risks of changes in currency or exchange rates and the risks of investing in non-U.S. securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that would be considered material in the U.S., or to pass through to shareholders any voting rights with respect to the deposited securities. Therefore, there may be less information available regarding these issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Risks Associated with Investing in Emerging Markets. In investing a Fund's assets, the portfolio managers focus on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections, and such investments may be subject to heightened risk. A Fund's investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Value Investing. Value stocks, including those selected by the portfolio manager for a Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. A Fund's value discipline may result in a portfolio of stocks that differs materially from its benchmark index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of a Fund suffers while using a value strategy.

Liquidity Risk. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, non-U.S. securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. When there is no willing buyer and investments cannot be readily sold, a Fund may have to lower the selling price, sell other investments, or may not be able to sell the securities at all and may have to forego another, more appealing investment opportunity, any of which could have a negative effect on the Fund's performance. These securities may also be difficult to value and their values may be more volatile because of liquidity risk. Increased Fund redemption activity may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities. Regulatory changes may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. Liquidity risk may intensify during periods of economic uncertainty.

Market Risk. The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. A Fund may experience heavy redemptions, which could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. In addition, a Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact a Fund's calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short-term investment. A Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

Large Investor Risk. Ownership of shares of a Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of a Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase a Fund's expenses. In addition, a Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk. The Funds are subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The portfolio managers' opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for a Fund, a Fund's investment objective may not be achieved, or the market may continue to undervalue a Fund's securities. In addition, a Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within a Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from a Fund's performance. Moreover, there can be no assurance that all of the Manager's personnel will continue to be associated with the Manager for any length of time. The loss of services of one or more key employees of the Manager, including the portfolio managers, could have an adverse impact on a Fund's ability to achieve its investment objective. Certain securities or other instruments in which a Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Risks Associated with Non-Diversification. [Phaeacian Accent International Value Fund] is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, Phaeacian Accent International Value Funds value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

Because of these and other risks, you could lose money by investing in the Funds. For more information about the Funds and their investments, please see the Funds' Statement of Additional Information ("SAI").

INFORMATION ABOUT THE FUNDS' NON-PRINCIPAL INVESTMENT STRATEGIES

Phaeacian Global Value Fund. The Fund seeks to identify investment opportunities across markets globally, including both developed and emerging countries. It typically invests in equity securities of companies with market capitalizations in excess of $2 billion at the time of purchase. If the market capitalization of an issuer of securities held by the Fund declines below $2 billion, the Fund may purchase additional shares of that issuer.

While the portfolio managers expect to invest the Fund's assets primarily in equity securities, including common and preferred stocks, as a secondary matter, the Fund may invest in a wide range of other investments, including debt securities (including convertible debentures, high quality bonds and high yield (so-called "junk") bonds); futures and derivatives; and cash equivalents. The Fund may also invest in restricted securities and private placements (including those issued under Rule 144A) as well as illiquid securities.

Phaeacian Accent International Value Fund. The Fund primarily seeks to identify investment opportunities across international markets, including both developed and emerging countries. It typically invests in equity securities of companies of all market capitalizations domiciled in jurisdictions outside of the United States. The portfolio manager does not restrict potential investments by market capitalization and the Fund may invest in small, mid and large capitalization companies.

While the portfolio manager expects to invest the Fund's assets primarily in equity securities, including common and preferred stocks, as a secondary matter the Fund may invest in a wide range of investments, including debt securities (including convertible debentures, high quality bonds and high yield (so-called "junk") bonds), and futures and derivatives; and cash equivalents. The Fund may also invest in restricted securities and private placements (including those issued under Rule 144A) as well as illiquid securities.

The Funds may also employ investment practices that are not principal investment strategies and that this prospectus does not describe. For more information concerning the Funds' investment practices and its risks, see the SAI.

Cyber Security Risk. The Funds and their service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking"

or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cyber security incidents affecting the Funds, Manager, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Funds' ability to calculate its NAV; impediments to trading for the Funds' portfolio; the inability of Shareholders to transact business with the Funds; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Debt Securities. From time to time, the Funds may invest in select debt securities using a value-based approach and criteria similar to that discussed above under "Principal Investment Strategies." A debt security is an interest-bearing security that companies and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). The Funds may invest in debt securities issued by non-U.S. and U.S. companies and governments.

Changes in interest rates are one of the most important factors that could affect the value of fixed income securities. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall and could reduce the value of the fixed income portion of a Fund's portfolio. Rising interest rates may also cause investors in mortgage-backed and asset-backed securities to be paid off later than anticipated, forcing a Fund to keep its money invested at lower rates or to sell the securities at a lower price. Falling interest rates, however, generally cause investors in mortgage-backed and asset- backed securities to be paid off earlier than expected, forcing a Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of the fixed-income portion of a Fund's assets to interest rate movements, which are the main source of risk for the fixed-income portion of a Fund. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Low interest rates may pose heightened risks with respect to investments in debt securities. To the extent that interest rates remain low relative to historic levels and a Fund invests in debt securities, the Fund will face a heightened level of interest rate risk if interest rates continue to rise. To the extent the Federal Reserve Board raises interest rates, there is a risk that rates across the financial system may rise. As a result of rising interest rates, fixed income securities markets may experience lower prices, increased volatility and lower liquidity. The negative impact on debt securities from rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by a Fund, even if such rate increases are anticipated by the portfolio managers.

Over the past three decades, bond markets have grown more quickly than dealer capacity to engage in fixed income trading. In addition, recent regulatory changes applicable to financial intermediaries that make markets in debt securities have restricted or made it less desirable for those financial intermediaries to hold large inventories of less liquid debt securities. Because market makers provide stability to a market through their intermediary services, a reduction in dealer inventory may lead to decreased liquidity and increased volatility in the fixed income markets. Additional legislative or regulatory actions to address perceived liquidity or other issues in the debt securities markets could alter or impair a Fund's ability to pursue its investment objectives or use certain investment strategies and techniques. Liquidity risk may intensify during periods of economic uncertainty. Debt securities with longer durations may face heightened liquidity risk.

Debt securities have a stated maturity date by which the issuer must repay their principal amount. Some debt securities known as callable bonds may repay the principal earlier or after the stated maturity date. Issuers may call outstanding securities before maturity for a number of reasons, including decreases in prevailing interest rates or improvements to the issuer's credit profile. If an issuer calls a debt security in which a Fund is invested, the Fund could lose potential price appreciation and be forced to reinvest the proceeds in securities that bear a lower interest rate or more credit risk.

The credit rating or financial condition of an issuer may also affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is typically viewed as more likely to pay interest and repay principal than an issuer of a non-investment grade or comparable unrated debt security. Adverse economic conditions or changing circumstances, however, may weaken the issuer's capacity to pay interest and repay principal.

High yield bonds, commonly referred to as "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment- grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause a Fund to experience sudden and substantial price declines. There is no limit on the ratings of high yield securities that may be purchased or held by a Fund, and a Fund may invest in securities that are in default.

Shareholder redemptions may cause a Fund to engage in "odd-lot" fixed income transactions, which due to their small size may result in the Fund receiving substantially lower value on such transactions than if the Fund had engaged in a large block trade of such securities.

Derivatives. The Funds may invest in derivatives, a category of investments that includes forward non-U.S. currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions or currency changes (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward non-U.S. currency exchange contracts, futures and options are called derivatives because their value is derived from an underlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify a Fund's gains or losses. There are various factors that affect a Fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. In addition, derivatives can be volatile and involve significant risks, including counterparty risk (the risk that the other party to a contract defaults or refuses to honor the obligation), leverage risk (the risk that some derivatives entail embedded leverage magnifying losses) and liquidity risk (the risk that the derivative will be difficult to sell or close out at a favorable time or price). Changes in regulations relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact a Fund's ability to invest in derivatives and adversely affect the value or performance of derivatives and the Fund.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Funds. Given the interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

Private Placements and Restricted Securities Risk. Private placement securities are securities that are not registered under the federal securities laws, and are generally eligible for sale only to certain eligible investors. The Funds may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the portfolio managers believe it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the net asset value of a Fund. The sale of such investments may also be restricted under securities laws.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI. For instructions on how to obtain the SAI, please refer to the back cover of this prospectus. [Portfolio holdings information can be reviewed online at [WEBSITE].]

MANAGEMENT OF THE FUNDS

Board of Trustees. The Board of Trustees of Datum One Series Trust, a Massachusetts business trust] (the "Trust"), of which each Fund is a separate series, has responsibility for the general oversight of the management of the Funds, including the general supervision of the Manager and the Funds' other service providers. The Board of Trustees is not involved in the day-to-day management of the Trust. A list of the Trustees and the Trust's officers, and their present positions and principal occupations, is provided in the SAI.

Investment Manager.

[Phaeacian Partners LLC is the Funds' investment adviser. The Manager was founded in 2020 and has served as the Funds' investment manager since their inception. A different entity served as the investment manager to the Predecessor Funds. The Manager manages assets of approximately $[ ] and serves as the investment adviser for [ ] investment companies, including [ ]. The Manager is headquartered at [ADDRESS]. The portfolio managers, who are affiliated with the Manager, select investments for the Funds.]

Management Fees

The Manager receives an annual fee for its services to each Fund. The fee is payable in [monthly] installments based on the average daily net assets of the Fund.

The Manager is responsible for all of its own costs, including costs of the personnel required to carry out its duties.

The following table shows the management fee rate to be paid by each Fund as a percentage of that Fund's average daily net assets.

Management Fee Rate

Phaeacian Global Value Fund	[	]%
Phaeacian Accent International Value Fund	[	]%

For the fiscal year ended September 30, 2019, the Global Predecessor Fund paid [____]% of its average daily net assets in advisory fees to the investment adviser to such predecessor fund.

For the fiscal year ended December 31, 2019, the International Predecessor Fund paid [____]% of its average daily net assets in advisory fees to the investment adviser to such predecessor fund.

For information regarding the basis for the Board's approval of the investment advisory relationship of the Funds, please refer to the Funds' [semi-]annual shareholder report to be dated [_____, 2020].

Phaeacian Global Value Fund	[	]%
Phaeacian Accent International Value Fund	[	]%
24

For the fiscal year ended September 30, 2019, the Global Predecessor Fund paid [____]% of its average daily net assets in advisory fees to the investment adviser to such predecessor fund.

For the fiscal year ended December 31, 2019, the International Predecessor Fund paid [____]% of its average daily net assets in advisory fees to the investment adviser to such predecessor fund.

For information regarding the basis for the Board's approval of the investment advisory relationship of the Funds, please refer to the Funds' [semi-]annual shareholder report to be dated [_____, 2020].

Portfolio Managers

Name	Recent Professional Experience

Phaeacian Global Value Fund
Gregory A. Herr	Mr. Herr co-founded the Manager in 2020. He was a Managing Director of the manager to the predecessor to the Fund, First Pacific Advisors, LP ("FPA"), from 2013-2020. Mr. Herr previously served as Vice President and Portfolio Manager of Source Capital, Inc. from 2013 to
August 2015, Vice President and Portfolio Manager of FPA Perennial Fund, Inc. (now known as
FPA U.S. Value Fund, Inc.) from 2013 to August 2015 and Vice President of FPA from 2007 to
2013. Mr. Herr serves as Vice President and Portfolio Manager of Phaeacian Global Value Fund
("Global Value Fund"), a series of the Trust, and served in the same role to the predecessor to the
Fund since 2011.
Pierre O. Py	Mr. Py co-founded the Manager in 2020. He was a Managing Director of the manager to the predecessor to the Fund, FPA, from 2013-2020. Mr. Py previously served as Vice President of
FPA from 2011 to 2013, President and Chief Investment Officer of the predecessor to the Fund from 2013 to February 2015 and as a senior international investment analyst at Harris Associates from 2005 to 2010. Mr. Py serves as Vice President and Portfolio Manager of Phaeacian Accent
International Value Fund ("Accent International Value Fund"), a series of the Trust, and Vice
President and Portfolio Manager of Phaeacian Global Value Fund ("Global Value Fund"), a series of the Trust, and served in those same roles to the predecessors to the Funds since 2011, respectively.
Phaeacian Accent International Value Fund
Pierre O. Py	See above.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of securities in the Funds.

Administrator, Distributor, Transfer Agent and Custodian

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds' Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. [Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101], provides compliance services and financial controls services to the Fund.

[Foreside Financial Services, LLC (the "Distributor"), 3 Canal Plaza, Suite 100, Portland, Maine 04101] is the principal underwriter and distributor of the Fund. It is a Delaware limited liability company. [The Distributor is a subsidiary of Foreside Financial Group, LLC]. See ["Principal Underwriter"] in the SAI. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Contractual Arrangements

The Trust enters into contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians, transfer agents, shareholder service providers and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended ("third party") beneficiaries of those contractual arrangements. The Trust's and the Funds' contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts against the service providers, either directly or on behalf of the Funds.

This prospectus has been designed to meet the regulatory purpose of providing information concerning the Trust and the Funds that you should consider carefully in determining whether to purchase shares of the Funds. Neither this prospectus, the SAI, nor the Funds' registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.

HOW THE FUNDS' SHARES ARE PRICED

Pricing Your Shares

The Funds are open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). When you buy and sell shares of a Fund, the price of the shares is based on the Fund's net asset value ("NAV") per share next determined after the order is received.

Calculating the Fund's Net Asset Value ("NAV")

The NAV of a Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. The NAV per share is calculated at the close of trading of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time ("ET")/3:00 p.m. Central time ("CT"), on each day that the NYSE is open for business. Each Fund reserves the right to change the time its NAV is calculated under certain unusual circumstances, including, for example, in the event of an unscheduled halt or early close of trading on the NYSE. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Fund before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day's NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Fund or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

A purchase or redemption request is considered to be "in good order" when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

∙The account number (if issued) and Fund name;

∙The amount of the transaction, in dollar amount or number of shares;

∙For redemptions (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

∙Required signature guarantees, if applicable; and

∙Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. [Call [phone number] (toll free)] for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in "good order" unless you have provided all information required by the Fund's "Customer Identification Program" as described below.

Valuing the Funds' Assets

[[The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. The Funds generally use pricing services to determine the market value of securities. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. Dollar as provided by an independent pricing service approved by the Board of Trustees.

If market quotations for a security are not readily available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value a Fund's assets at their fair value according to policies approved by the Board of Trustees.

Other fair value situations could include, but are not limited to: (1) extremely illiquid securities in which there is no trading market and no broker coverage; (2) stale priced securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other security in which the Manager or Fair Value Committee identify that the current price may not be reliable. If it has been determined that a fair value situation has taken place, the Fair Value Committee will make a determination of the fair price for the impacted securities according to policies approved by the Board.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which the Funds buy securities may be open on days the U.S. markets are closed, causing a Fund's NAV to change even though the Fund is closed. While fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

HOW TO BUY SHARES

You may purchase shares directly from the Fund or through your broker or financial intermediary on any business day which the Fund is open, subject to certain restrictions described below. Generally, the Funds do not accept purchase orders from foreign investors; however, the Funds reserve the ability to change this practice without prior notice. The Funds may accept or reject any purchase order. Your financial consultant, financial intermediary, or institution may charge a fee for its services, in addition to the fees charged by the Funds.

Investors may purchase Fund shares by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail ([ADDRESS]), by wire, or by telephone at [PHONE NUMBER]. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. You can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell the Fund's shares. The minimum initial investment is [$1,500], and each subsequent investment, which can be made directly to [_____], must be at least [$100]. However, as described herein, no minimum investment amount is imposed for subsequent investments in retirement plans. All purchases made by check should be in U.S. dollars and made payable to[_____]. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for (i) investors who are customers of certain financial intermediaries that hold the Funds' shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Investment Manager and the Investment Manager's affiliates, in each case at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Subsequent investments can be made directly to [_____].

Purchase requests received in good order by the Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective at that day's share price. Purchase requests received by the Fund in good order or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated above. The Fund reserves the right to waive the initial investment minimum.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential address, date of birth, government identification number, and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. We also may ask to see your driver's license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Fund may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Fund through a financial intermediary, such as an investment adviser or broker-dealer, bank, or other financial institution that purchases shares for its customers. The Fund may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Fund through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

∙charge a fee for its services;

∙act as the shareholder of record of the shares;

∙set different minimum initial and additional investment requirements;

∙impose other charges, commissions, or restrictions;

∙designate intermediaries to accept purchase and sale orders on the Fund's behalf; or

∙impose an earlier cut-off time for purchase and redemption requests.

The Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT. These orders will be priced based on the Fund's NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Fund. Certain intermediaries may receive compensation from the Fund, the Manager, or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Fund. You can obtain a copy of the New Account Application by calling the Fund at [PHONE] on days the Fund is open for business. You may invest in the following ways:

By Wire

To Open a New Account:

∙Complete a New Account Application and send it to:

[Fund Name]

c/o The Northern Trust Company P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address: [Fund Name]

c/o The Northern Trust Company 333 S. Wabash Avenue

Attn: Funds Center, Floor 38 Chicago, IL 60604

∙[You must also call [NUMBER] (toll free) on days the Fund is open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.]

∙Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Fund. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Fund or the Transfer Agent. Wires must be received prior to 4:00pm

ET to receive the current day's NAV.

To Add to an Existing Account:

∙Call [NUMBER] (toll free) on days the Fund is open for business or provide a subsequent purchase Letter of Instruction.

∙Have your bank wire federal funds or an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682700

Shareholder Account #(ex. AIT10541234567)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

∙Complete the "Choose Your Dividend and Capital Gain Distributions" section on the New Account Application.

∙Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Fund.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder's account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If a Fund is unable to locate the shareholder, then it will determine whether the shareholder's account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The shareholder's last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at [PHONE] (toll free) [at least annually] to ensure your account remains in active status.

[If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.]

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by a Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by a Fund or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer, or direct deposit into your bank account and in certain cases, payment may be made in securities of the Fund as described in ["Additional Information About Redemptions."] The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from a Fund

If you purchased shares directly from a Fund and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

∙Send a written request to:

[FUND NAME]

c/o The Northern Trust Company P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address: [FUND NAME]

c/o The Northern Trust Company 333 S. Wabash Avenue

Attn: Funds Center, Floor 38 Chicago, IL 60604

∙The redemption request must include:

°The number of shares or the dollar amount to be redeemed;

°The Fund account number; and

°The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

∙A Medallion Signature Guarantee (see below) also is required if:

°The proceeds are to be sent elsewhere than the address of record, or

°The redemption is requested in writing and the amount is greater than $100,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

∙Call the Transfer Agent at [PHONE] (toll free) for instructions.

∙The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

∙Call [PHONE] (toll free) to use the telephone privilege.

∙If your account is already opened and you wish to add the telephone privilege, send a written request to:

[FUND NAME]

c/o The Northern Trust Company P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address: [FUND NAME]

c/o The Northern Trust Company 333 S. Wabash Avenue

Attn: funds Center, Floor 38 Chicago, IL 60604

∙The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If a Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. A Fund may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if any of the following applies:

∙the redemption is requested in writing and the amount redeemed is greater than $100,000;

∙the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

∙information on your investment application has been changed within the last 30 days (including a change in your name or your address);

∙proceeds or shares are being sent/transferred from a joint account to an individual's account; or

∙proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call [PHONE] (toll free) for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

Each Fund typically expects that it will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally are paid within four (4) business days. If you are redeeming shares that have been purchased via ACH, the Fund may hold proceeds until the purchase amount has been collected, which may be as long as five (5) business days after purchase date. To eliminate this delay, you may purchase shares of the Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment of redemption proceeds. Each Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of a Fund or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. Redemption-in-kind proceeds are distributed to the redeeming shareholder based on a weighted-average pro rata basis of a fund's holdings. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. As with any security, a shareholder will bear taxes on any capital gains from the sale of a security redeemed in kind.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its [net realized long-term capital gains and its net realized short-term capital gains at least once a year]. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the applicable Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

If you elect to receive income dividends and capital gain distributions in cash and the payment is returned and marked as "undeliverable" or is not cashed for six months, your cash election may be changed automatically and future dividends will be reinvested in the applicable Fund at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months may be cancelled and the proceeds reinvested in the applicable Fund at the NAV determined as of the date of cancellation.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as "market timing," can interfere with long-term portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund's portfolio securities trade and the time at which the NAV is calculated. For example, a market- timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund's shares the next day when the Fund's share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund's portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and

(5)generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, each Fund periodically examines transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Fund may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur related to the rejected purchases. Alternatively, the Fund may limit the amount, number, or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions.

A Fund's response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor's trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, each Fund believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds. Omnibus accounts include multiple investors and typically provide each Fund with a net purchase or redemption. The identity of individual investors ordinarily is not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to a Fund; (2) furnish a Fund, upon request, with information regarding customer trading activities in shares of the Fund; and (3) enforce a Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing.

Each Fund applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of a Fund, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of the Funds and/or whose clients or customers hold shares of the Funds. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

TAXES

The following discussion is only a summary of certain U.S. federal income tax issues generally affecting the Funds and their shareholders. Except where noted, the following discussion addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state, or local tax consequences. The following assumes that the Funds' shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in a Fund with your tax adviser.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code 1986, as amended (the "Code") necessary to qualify and be eligible each year for treatment as a "regulated investment company," and thus does not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders. A Fund's failure to qualify as a regulated investment company would result in Fund-level taxation and would adversely affect shareholders' investment in Fund shares.

Taxation of Fund Distributions. Each Fund intends to distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although a Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

For U.S. federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned (or is deemed to have owned) for more than one year over net short-term capital losses from the sale of investments the Fund owned (or is deemed to have owned) for one year or less, that are properly reported by the Fund as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains over net long-term capital losses will be taxable as ordinary income.

Distributions of investment income made to a non-corporate shareholder properly reported by a Fund as derived from "qualified dividend income," if any, received by the Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder and the Fund meet certain holding period and other requirements.

Distributions are subject to U.S. federal income taxes as described herein whether received as cash or reinvested in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund's NAV reflects gains that are either unrealized or realized but not distributed. Distributions may also be subject to state and local taxes.

An additional 3.8% Medicare contribution tax is imposed on certain net investment income of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any Capital Gain Dividends, paid by a Fund, and net capital gains recognized on the sale, redemption or other taxable disposition of shares of a Fund.

Dividends declared by a Fund and payable to shareholders of record in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the dividends are declared, rather than the year in which the dividends are received.

You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of a Fund through a financial intermediary, that entity will provide this information to you.

Redemption or Sale of Fund Shares. Selling or redeeming your Fund shares is a taxable event and may result in the recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations. See "Cost Basis Reporting" below for information about certain cost basis reporting obligations. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

Taxation of Certain Fund Investments. Investment income and proceeds received by a Fund from sources within foreign countries may be subject to foreign withholding or other taxes. In that case, a Fund's yield on those securities would be decreased. The United States has entered into tax treaties with many foreign countries which may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign income and similar foreign taxes paid or deemed paid by it. If a Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of such foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount as a foreign tax credit against federal income tax (but not both). A shareholder's ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder's not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

In addition, a Fund's investments in foreign securities may be subject to special tax rules that have the effect of increasing or accelerating the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Backup Withholding. Each Fund is required in certain circumstances to withhold on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) if the shareholder does not furnish the Fund with certain information and certifications or the shareholder is otherwise subject to backup withholding.

Cost Basis Reporting. The Internal Revenue Service ("IRS") requires each Fund to report to you and the IRS the cost basis and certain other related tax information on the sale of Fund shares acquired on or after January 1, 2012 ("covered shares"). If you acquire and hold shares directly through a Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.  Please consult your tax adviser to determine which available cost basis method is best for you.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Foreign shareholders invested in a Fund should consult with their tax advisers as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, each Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Please see the SAI for further information regarding certain U.S. federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

ACCOUNT POLICIES

Important Notice Regarding Delivery of Shareholder Documents. The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Fund at [PHONE NUMBER] (toll free) and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in a Fund through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Notice Regarding Unclaimed Property. It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder's account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, each Fund will attempt to locate the shareholder or rightful owner of the account. If a Fund is unable to locate the shareholder, then they will determine whether the shareholder's account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The shareholder's last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at [PHONE NUMBER] (toll free) at least annually to ensure your account remains in active status.

[If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.]

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years based on the financial performance of the applicable Predecessor Fund. Certain information reflects the financial results for a single share. The total returns in the tables represent the rate of return that an investor would have earned or lost on an investment in the applicable Predecessor Fund (assuming reinvestment of all dividends and/or distributions).

With respect to Phaeacian Global Value Fund, for fiscal years ended September 30, 2018 and September 30, 2019, the information has been audited by [______], an independent registered public accounting firm, whose report, along with the Global Predecessor Fund's financial statements, is included in the Global Predecessor Fund's Annual report, which is available upon request. Information provided below for periods on or before September 30, 2017 was audited by a different independent public accounting firm. [[Information provided for the period ended [____, 2020] is derived from the Global Predecessor Fund's unaudited financial statements which are included in the Global Predecessor Fund's unaudited semi- annual shareholder report dated March 31, 2020 and is available upon request.]]

With respect to Phaeacian Accent International Value Fund, for fiscal years ended December 31, 2018 and December 31, 2019, the information has been audited by [_______], an independent registered public accounting firm, whose report, along with the International Predecessor Fund's financial statements, is included in the International Predecessor Fund's Annual report, which is available upon request. Information provided below for periods on or before December 31, 2017 was audited by a different independent public accounting firm.

[Insert Financial Highlights]

OTHER SERVICE PROVIDERS

Investment Manager [NAME] [ADDRESS]

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm [NAME]

[ADDRESS]

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Distributor

[Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101]

For Additional Information, call

[PHONE NUMBER] (toll free)

Datum One Series Trust

Phaeacian Global Value Fund

Phaeacian Accent International Value Fund

The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about each Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Funds' annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The SAI is incorporated by reference into this prospectus, which means it is a part of this prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling [xxx-xxx-xxxx]. The Funds' SAI and annual and semiannual report (when available) are available at: [WEBSITE].

You may access reports and other information about the Funds on the SEC Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: [publicinfo@sec.gov.] You may need to refer to the Trust's file number under the Investment Company Act, which is: [________].

Datum One Series Trust

STATEMENT OF ADDITIONAL INFORMATION

[DATE]

Phaeacian Global Value Fund

Institutional Class Shares-[TICKER]

Phaeacian Accent International Value Fund

Institutional Class Shares-[TICKER]

(each a "Fund" and collectively, the "Funds")

This Statement of Additional Information ("SAI") is not a prospectus. Each Fund is a series of Datum One Series Trust (the "Trust"). The Trust consists of three separate series. The Funds are offered through a Prospectus, dated [•], as amended or supplemented from time to time.

Information for each Fund is as of the date noted. Investors may obtain free copies of the Prospectus by calling the Funds at [xxx-xxx-xxxx]. This SAI contains information that may be useful to investors but which is not included in the Prospectus.

TABLE OF CONTENTS

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TRUST HISTORY

This SAI describes the Funds, which are separate series of Datum One Series Trust (the "Trust"). The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on February 28, 2020 that currently consists of three separate investment series. The Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Phaeacian Partners LLC (the "Manager") serves as investment manager to the Funds.

The Trust may, from time to time, create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and statements of additional information.

FUND CLASSIFICATION

Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Phaeacian Global Value Fund is a "diversified" investment company under the 1940 Act. The Phaeacian Accent International Value Fund is a "non-diversified" investment company under the 1940 Act.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. Each of the Funds described in this SAI currently offers one class of shares. Generally, expenses and liabilities incurred by or arising in connection with a particular series of the Trust or class of shares are allocated only to that series of the Trust or class of shares. Expenses and liabilities not incurred by or arising in connection with a particular class of a series of the Trust or series of the Trust are allocated in relation to the respective net asset value of each series of the Trust or on such other basis as the Trustees may in their discretion determine.

Shares of each series of the Trust entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each series of the Trust or class of shares when required by the 1940 Act or when the Trustees of the Trust have determined that the matter affects one or more series of the Trust or classes of shares materially differently. When a matter affects only the interests of one or more series of the Trust or classes of shares, only shareholders of those series of the Trust or classes of shares shall be entitled to vote on the matter. Shares have noncumulative voting rights in the election of Trustees. Shareholders have the right to call a meeting to remove Trustees. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trust and approved by the Trustees of the Trust, and if a Fund were liquidated, holders of each class of shares of that Fund would receive the net assets of that Fund attributable to the class of shares.

Pursuant to the Trust's Declaration of Trust, the Trust has the right, at its option, to redeem Fund shares held by a shareholder at any time at the net asset value thereof: (i) if at such time such shareholder owns fewer shares of any series or class than, or shares having an aggregate net asset value of less than, an amount determined from time to time by the Trustees; (ii) to the extent that such shareholder owns shares of a particular series equal to or in excess of a percentage of the outstanding shares of that series determined from time to time by the Trustees; (iii) to the extent that such shareholder owns shares of the Trust representing a percentage equal to or in excess of such percentage of the aggregate number of outstanding shares of the Trust or the aggregate net asset value of the Trust determined from time to time by the Trustees; (iv) if such shareholder fails to supply appropriate personal and tax identification information requested by the Trust; (v) if such Shareholder fails to meet or maintain the qualifications for ownership of a particular series or class; or (vi) if the Trustees determine for any other reason, in their sole discretion, that the ownership of shares by a shareholder is not in the best interests of the remaining shareholders of the Trust or of the applicable series or class.

INVESTMENT POLICIES AND STRATEGIES

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, each Fund may employ other investment practices and may be subject to additional risks, which are described below. No Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Unless otherwise stated herein, all investment policies and restrictions of the Funds may be changed by the Board of Trustees without notice to shareholders or shareholder approval. In addition, each Fund may be subject to restrictions on its ability to utilize certain investments or investment techniques. Unless otherwise noted, these additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

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Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks. Cyber- attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Funds or its adviser, custodians, transfer agent, and/or other third party service providers may adversely impact the Funds and their shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. The Funds also may incur substantial costs for cyber security risk management in order to guard against any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds or their service providers may have established business continuity plans and systems designed to guard against such cyber- attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund's investment in such securities to lose value.

Derivative Instruments

The portfolio manager may use financial derivative instruments and techniques for efficient portfolio management in accordance with each Fund's fundamental investment strategies.

Financial derivative instruments used by the portfolio manager may include, but will not be limited to [futures, forwards, options (both writing and purchasing), swaps and contracts for differences, and will include both exchange traded and over the counter derivative instruments]. The assets or indices underlying such instruments may consist of any one or more of the following: transferable securities, money market instruments, other collective investment schemes, financial indices, interest and foreign exchange rates and currencies.

Financial derivative instruments may be used by the portfolio manager either for investment or efficient portfolio management purposes. The use of such instruments is intended to provide the portfolio manager with additional tools for managing risk and for efficient investment, which should in turn contribute to a better risk-return profile for the Funds. Examples of the way in which they may be used, which should not be taken as being exhaustive, include:

Futures. The portfolio manager may enter into single stock and index futures contracts to hedge against changes in the values of equity securities held by each Fund or markets to which each Fund is exposed or to hedge against currency and interest rate risk.

The portfolio manager may also use futures contracts to equitize cash or as a means of gaining exposure to particular securities or markets on a short to medium term basis in advance of making a decision to purchase a particular security or to reallocate assets on a longer term basis. In addition, the portfolio manager may use futures to reduce exposure to a market in advance of raising cash from asset sales to fund redemptions from each Fund.

The portfolio manager may also use futures contracts to take a directional view on particular securities or markets within each Fund's investment universe where, in the their view, those securities or markets are overpriced or likely to enter into a downward phase of the investment cycle.

Forwards. Currency forwards may be used to hedge the currency exposures of securities denominated in a currency other than the base currency of each Fund and to hedge against other changes in interest and currency rates which may have an impact on the Funds.

Options. Call options may be used to gain exposure to specific securities and put options may be used to hedge against downside risk. Options may also be purchased to hedge against currency and interest rate risk and the Manager may write

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put options and covered call options to generate additional revenues for the Funds. The Manager will not write uncovered call options.

Total Return Swaps. Total return swap agreements may be used to gain exposure to particular securities or markets in instances where it is not possible or not economic to do so through the underlying security or a futures contract. Swaps may also be used to hedge against currency and interest rate risk.

Contracts for Differences. Contracts for differences may be used either as a substitute for direct investment in the underlying equity security or as an alternative to and for the same purposes as futures and options, particularly in cases where there is no futures contract available in relation to a specific security, or where an option or index future represents an inefficient method of gaining exposure because of pricing risk or the risk of delta or beta mismatches.

Convertible Bonds. A convertible bond is a type of bond that the holder has the option to convert into a specified number of shares of common stock in the issuing company. It is a hybrid security with debt and equity-like features.

Repurchase and Reverse Repurchase Agreements for the purposes of Efficient Portfolio Management. The Funds may use repurchase agreements, reverse repurchase agreements and/or stock-lending agreements to generate additional income for the Funds. Repurchase agreements are transactions in which one party sells a security to the other party with a simultaneous agreement to repurchase the security at a fixed future date at a stipulated price reflecting a market rate of interest unrelated to the coupon rate of the securities. A reverse repurchase agreement is a transaction whereby each Fund purchases securities from a counterparty and simultaneously commits to resell the securities to the counterparty at an agreed upon date and price.

Risk of Government Regulation of Derivatives

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, and could ultimately prevent the Funds from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union, and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement its investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps ("cleared derivatives"), each Fund's counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients' obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to the Funds, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of the Funds to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Funds to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of a clearing house's margin requirements typically is held by the clearing member. Also, each Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared

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(or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on each Fund's behalf. In those cases, the transaction might have to be terminated, and each Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to each Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by each Fund in favor of the clearing member for losses the clearing member incurs as each Fund's clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if the Funds execute derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, each Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on each Fund's behalf, against any losses or costs that may be incurred as a result of each Fund's transactions on the swap execution facility. If the Funds wish to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Funds could not execute all components of the package on the swap execution facility. In that case, the Funds would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Funds to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Funds with an unhedged position for a period of time.

Additionally, U.S. regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. These rules impose minimum margin requirements on derivatives transactions between the Funds and its swap counterparties and impose regulatory requirements on the timing of transferring margin, which may accelerate each Fund's current margin process. The Funds are already subject to variation margin requirements, and the Funds may become subject to initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin the Funds need to provide in connection with uncleared OTC derivatives transactions and, therefore, make such transactions more expensive.

New requirements may also result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of the Funds to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty's (or its affiliate's) insolvency, each Fund's ability to exercise remedies, such as the termination of transactions, netting of obligations and realization of collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Funds from exercising termination rights based on the financial institution's insolvency. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a "bail in").

In addition, the SEC has issued a proposed rule under the 1940 Act providing for the regulation of registered investment companies' use of derivatives and certain related instruments. The ultimate impact, if any, of possible regulation remains unclear, but the proposed rule, if adopted, could, among other things, restrict each Fund's ability to engage in derivatives transactions and/or increase the costs of such derivatives transactions such that the Funds may be unable to implement its investment strategies.

These and other new rules and regulations could, among other things, further restrict each Fund's ability to engage in, or increase the cost to the Funds of, derivatives transactions, for example, by making some types of derivatives no longer available to the Funds, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than it has historically posted for bilateral derivatives. The costs of derivatives transactions are expected to

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increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new mechanisms will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Funds to new kinds of risks and costs.

Illiquid Securities

The Fund may invest no more than 15% of its net assets (measured at the time of investment) in illiquid investments. Under Rule 22e-4 under the 1940 Act, "illiquid investments" are defined as those investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. The Board has delegated liquidity determinations to the Manager.

Illiquid investments may include, among various other types of investments, privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

In October 2016, the SEC adopted a liquidity risk management rule that requires the Fund to establish a liquidity risk management program. [The Board of Trustees has appointed the Manager to administer the Fund's liquidity risk management program.]

Securities Financing Transactions and Equity Swaps

The Funds may engage in securities financing transactions (stock-lending arrangements and repurchase/ reverse repurchase agreements, "SFTs") and equity swaps.

The collateral supporting SFTs will be valued daily at mark-to-market prices, and daily variation margin used if the value of collateral falls (due for example to market movements) below the required collateral coverage requirements in respect of the relevant transaction.

Borrowings

The Fund may be permitted to borrow for temporary purposes, for investment purposes and to more efficiently manage the portfolio. Such a practice will result in leveraging of the Fund's assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed from a bank, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells holdings at that time. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Fund may enter into, and make borrowings for temporary purposes related to the redemption of shares, including under a credit agreement with third-party lenders or the custodian. Such borrowings will be allocated among the series of the Trust pursuant to guidelines approved by the Board of Trustees. In addition to borrowing money from a bank, the Fund may enter into reverse repurchase agreements, dollar rolls, sale-buybacks and other transactions that can be viewed as forms of borrowings, but for which the Fund does not have to have 300% asset coverage.

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A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the security at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.

The Fund also may engage in simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale- buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security.

The Fund will typically segregate or "earmark" assets determined to be liquid by the Manager and equal (on a daily mark- to-market basis) to its obligations under reverse repurchase agreements, dollar rolls and sale-buybacks. Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities that the Fund sold and is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements, dollar rolls, sale-buybacks and other similar instruments and transactions will not be subject to the Fund's limitations on borrowings as specified under "Investment Restrictions" below.

Temporary Defensive Strategies

As described in the Prospectus, the portfolio manager may at times judge that conditions in the securities markets make pursuing each Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of each Fund's assets. In implementing these "defensive" strategies, the Funds would invest in investment grade debt securities, cash, or money market instruments to any extent the portfolio manager considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Funds will use these alternate strategies, and the Funds are not required to use alternate strategies in any case. One risk of taking such temporary defensive positions is that the Funds may not achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Policies: The investment restrictions numbered 1 through 7 below have been adopted as fundamental policies for the Funds.

1.The Funds may not issue any class of securities which is senior to each Fund's shares of beneficial interest, except to the extent the Funds are permitted to borrow money and except as otherwise consistent with applicable law from time to time.

2.The Funds may borrow money to the extent permitted by applicable law from time to time.

3.The Funds may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

4.The Funds may not purchase any security if as a result 25% or more of each Fund's total assets (taken at current value) would be invested in securities of issuers in a single industry (for purposes of this restriction, (i) bank loans and loan participations will be considered investments in the industry of the underlying borrower, (ii) investment companies are not considered to constitute an industry, and (iii) derivatives counterparties are not considered to be part of any industry).

5.The Funds may make loans, including to affiliated investment companies, except to the extent the Funds are prohibited from doing so by applicable law. The Funds may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a lending syndicate. The Fund may purchase debt obligations or other financial instruments in which the Funds may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

6.The Funds may purchase or sell commodities to the extent permitted by applicable law from time to time.

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7.The Funds will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. The Funds may (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, (ii) purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, and (iii) acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Funds. (For purposes of this restriction, investments by the Funds in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.)

For purposes of applying the terms of each Fund's fundamental policy [number 4], the Manager will, on behalf of the Funds, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which each Fund invests. As a general matter, the Funds consider an industry to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular industry is therefore an evolving one, particularly for issuers in industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. The Funds take the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular industry or group of industries, and therefore the 25% concentration restrictions noted above do not apply to such securities.

For purposes of each Fund's policies (including the fundamental policies discussed above), any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

Non-Fundamental Policies:

Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus, including the explanatory notes included above under the heading "Investment Restrictions — Fundamental Policies" are not fundamental and may be changed by approval of the Trustees without notice to or approval by the shareholders.

Other Information Regarding Investment Restrictions and Policies:

All percentage limitations and requirements (including those set forth in the fundamental policies discussed above) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with each Fund's limitation or requirement. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.

The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of the Funds means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Funds, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Funds are represented at the meeting in person.

It is contrary to the current policy of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of each Fund's net assets in securities which are determined to be illiquid by each Fund's Board of Trustees (the "Board" or the "Trustees"), or persons designated by the Board to make such determinations (such as the Manager) in accordance with procedures adopted by the Board.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Funds are required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. Illiquid investments are generally investments that the Funds cannot reasonably expect to be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the instrument. The Funds will not invest more than 15% of its net assets in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operation, and it will not reduce the liquidity risk inherent in each Fund's investments.

Restrictions Pursuant to Applicable Law

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The Trust is registered under the 1940 Act as an investment company and the Funds seek to qualify and be eligible for treatment each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. (the "Code").

Compliance with the requirements of the 1940 Act and other applicable law as well as each Fund's desire to qualify and be eligible for treatment each year as an RIC may limit the Fund's ability to achieve its investment objective, including by, among other things, limiting the types of investments it may make or hold from time to time and the counterparties with which the Funds may trade. Other accounts managed by the Manager may invest and perform differently because they may not be subject to the same laws and restrictions as the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

Through filings made with the SEC on Form N-CSR, each Fund makes its full portfolio holdings publicly available to shareholders on a semiannual basis. The Funds normally make such filings on or around the sixtieth day following the end of each Fund's second and fourth fiscal quarter. Each Fund transmits its complete portfolio schedules as of the end of the second and fourth fiscal quarters to shareholders in each Fund's semi-annual and annual reports.

In addition to filings made with the SEC, the Funds intend to make its full portfolio holdings as of the end of each calendar quarter available on each Fund's website at [WEBSITE], generally no later than thirty calendar days after the end of each calendar quarter.

To the extent that each Fund's portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR, or by being posted to each Fund's website, such holdings may also be disclosed to any third party that requests them.

On a monthly basis, the complete schedule of each Fund's portfolio holdings will be filed with the SEC on Form N-PORT. These schedules are available on the SEC website at www.sec.gov and on the Funds' website at [WEBSITE].

Policies and Procedures. The Trust has adopted policies and procedures with respect to disclosure of the Fund's portfolio holdings. The Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Fund. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Neither the Fund nor any service provider to the Fund may disclose material information about the Fund's holdings, trading strategies implemented or to be implemented in the Fund or about pending transactions in the Fund to other third parties except that information about portfolio holdings may be available to such third parties: (i) by providing a copy of the Fund's latest annual or semi-annual report or the Fund's latest Form N-PORT; (ii) in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old, or (iii) when the Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed. Such disclosures shall be authorized by the Fund's Chief Compliance Officer and shall be reported periodically to the Board. In no event shall such information be disclosed for compensation.

Examples of instances in which selective disclosure of a Fund's portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager, disclosure to a performance reporting bureau or to a rating agency for use in developing a rating. Examples of instances in which selective disclosure is not appropriate include disclosure to assist a party in deciding when to buy or sell or hedge a position in the Fund or in securities held or under consideration for purchase by the Fund.

The Board of Trustees reviews and reapproves the policies and procedures related to portfolio disclosure, including the list of approved recipients, as often as deemed appropriate, and may make any changes it deems appropriate.

MANAGEMENT OF THE TRUST

Board Leadership Structure. The Board of Trustees consists of five Trustees, three of whom are not "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust (the "Independent Trustees"). The Chairman of the Board, Mr. Lloyd Wennlund, is an Independent Trustee. The Chairman of the Trustees presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time. The Board of Trustees will meet regularly, generally at least [4 times each year] to discuss and consider matters concerning the Trust and the Funds, and may also hold

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special meetings to address matters arising between regular meetings. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.

The Board of Trustees has established two standing Committees to facilitate the Trustees' oversight of the management of the Trust: the Audit Committee and the Governance Committee. The functions and role of each Committee are described below under "Committees of the Board of Trustees." The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board's oversight duties.

The Board plans to review its leadership structure periodically and has determined that its leadership structure, including Committees comprised entirely of Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, [the predominant roles of the Manager and Administrator in the day-to-day management of each Fund's affairs, the extent to which the work of the Board is conducted through the Committees, the asset classes in which the Funds invest, and the management and other service arrangements of the Funds]. The Board also believes that its structure facilitates an efficient flow of information concerning the management of the Funds to the Independent Trustees.

Risk Oversight. The Funds have retained the Manager to provide investment advisory services, and these service providers are immediately responsible for the management of risks that may arise from each Fund's investments. The Board oversees the performance of these functions by the Manager. The Board expects to receive from the Manager a wide range of reports, both on a regular and as-needed basis, relating to each Fund's activities and to the actual and potential risks of the Funds and the Trust as a whole. These include reports on investment risks, compliance with applicable laws, and each Fund's financial accounting and reporting. The Board also regularly receives, from the Manager and Administrator reports regarding the sale of each Fund's shares, as well as related risks. In addition, the Board expects to meet periodically with the investment professionals who lead each Fund's investment operations to receive reports regarding the portfolio management of the Funds, its performance, and its investment risks.

The Board has appointed a Chief Compliance Officer (the "CCO"). The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (the "Compliance Policies"). The CCO reports directly to the Board. The CCO makes presentations to the Board at its quarterly meetings and provides an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at its meetings. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.

The function of the Board with respect to risk management is one of periodic oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Funds. The Board recognizes, however, that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund's goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. There is no assurance that the Board of Trustees' operations or leadership structure will identify, prevent, or mitigate risks in actual practice. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Trustees and executive officers of the Trust, their age, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and other directorships held by the Trustees of the Trust are listed in the following tables.

Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is Datum One Series Trust c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, Attn: Board of Trustees, Datum One Series Trust.

Independent Trustees

The following table sets forth certain information concerning the Independent Trustees of the Trust:

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Name, Address* and  Year of Birth

of Independent Trustee

Number of
Positions(s)	Term of Office Principal Occupation(s)		Portfolios in	Other Directorships
Fund Complex Held by Trustee
Held with Trust and Length of		During Past 5 Years	Overseen by	During the
	Time Served		by Trustee	Past 5 Years

JoAnn S. Lilek		Indefinite/
	Trustee	March, 2020
Year of Birth: 1956
to present

Advisory Board Member,

Milton's Distributing,

2019 to present; Advisory Board Member, Gordon Logistics, 2019 to present; Independent Contractor, Self Employed, 2018 to

present; Chief Financial,                1        None    Officer, Accretive

Solutions, Inc, 2010 to 2018; Chief Operating Officer, Accretive Solutions, Inc, 2016 to 2018; Board Director, Hinsdale Bank and Trust Company, 2011 to 2016.

Patricia A. Weiland		Indefinite/	Consultant, PAW
	Trustee	March, 2020	Consulting LLC, 2014 to	1	None
Year of Birth: 1959
		to present	present.

			Independent Contractor,
Lloyd A. Wennlund		Indefinite/	June 2017; Executive Vice
	Trustee	March, 2020	President, The Northern	1	Calamos Funds, 2018 to present.
Year of Birth: 1957
		to present	Trust Company, 1989 to

			2017.

*Each Trustee may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

Interested Trustees

The following table sets forth certain information concerning the Trustees who are "interested persons" (as defined in the

1940 Act) of the Trust (each, an "Interested Trustee"):

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Number of
Portfolios in
Name, Address* and		Term of Office		Fund Complex	Other Directorships
Year of Birth	Posit ions(s)	and Length of	Principal Occupation(s)	Overseen by	Held by Trustee
of Interested Trustee	Held with Trust	Time Served	During Past 5 Years	Trustee	During the
Past 5 Years

Senior Vice President,
		Indefinite/	The Northern Trust
Ryan D. Burns		March, 2020	Company, 1998 to
Year of Birth: 1976	Trustee	to present	present.	1	None
		Indefinite/	President, Foreside
David M. Whitaker		March, 2020	Financial Group, 2007 to		Advisers Investment Trust, 2018
Year of Birth: 1971	Trustee	to present	present.	1	to present.

*Each Trustee may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

Officers

The following table sets forth certain information concerning the Trust's officers. The officers of the Trust are employees of the Trust's Administrator or Distributor and certain of their affiliates:

Name, Address* and	Positions(s) Held	Term of Office and	Principal Occupation(s)
Year of Birth of Officer	with Trust	Length of Time Served	During Past 5 Years
Barbara J. Nelligan	President	Indefinite/	Senior Vice President, Global Fund Services Fund
Year of Birth: 1969		March, 2020	Governance Solutions, The Northern Trust
		to present	Company 2018 to Present; Senior Vice President,
Global Fund Services Product Management, The
Northern Trust Company 2007 to 2018; Vice
President of Advisers Investment Trust 2012 to
2017.
		Indefinite/	Director, Foreside Fund Officer Services, LLC,
Jack P. Huntington	Chief Compliance	March, 2020	2015 to present; Senior Vice President, Citi Fund
Year of Birth: 1970	Officer and AML Officer	to present	Services, 2008 to 2015.
		Indefinite/	Director, (Foreside Fund Officer Services, LLC,
Tracy L. Dotolo		March, 2020	2016 to present; JPMorgan Chase & Co., Vice
Year of Birth: 1976	Treasurer	to present	President of Global Fund Services, 2009 to 2016.
		Indefinite/	Senior Vice President, Global Fund Services Fund
Toni M. Bugni		March, 2020	Governance Solutions, The Northern Trust
Year of Birth: 1973	Secretary	to present	Company 2011 to present.
Second Vice President, Global Fund Services
Matthew J. Broucek	Assistant Secretary	Indefinite/	Fund Governance Solutions, The Northern Trust
Year of Birth: 1988		March, 2020	Company 2018 to present; Officer, Global Fund
		to present	Services Fund Governance Solutions, The
Northern Trust Company 2016 to 2018; Associate,
RSM US LLP, 2015 to 2016.

* Each Officer may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

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Trustee Qualifications. The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual's business and professional experience and accomplishments, including those enumerated in the table above; (ii) the individual's ability to work effectively with other members of the Board;

(iii)the individual's prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual's skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual's substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Funds, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee that contributed to the Board's conclusion that an individual should serve on the Board:

Independent Trustees:

JoAnn Lilek – Ms. Lilek is an experienced corporate board director and executive for both private and public companies. She also brings substantial experience in the finance industry, having served as an Audit Committee Financial Expert to a publicly traded mutual fund.

Patricia Weiland – Ms. Weiland brings substantial experience in the financial services industry, having served as an executive officer to a financial services firm. She has experience with mutual funds, banking, wealth management, and trust services working in an executive capacity.

Lloyd Wennlund – Mr. Wennlund is a financial services executive with expertise in all aspects of asset management and broker-dealer functions. He brings extensive experience with respect to the operation of investment funds. He has served in key leadership roles, including as an independent director to a global asset management firm.

Interested Trustees:

Ryan Burns – Mr. Burns brings substantial experience in the financial services industry. He currently serves as the Head of Global Fund Services (Americas) for The Northern Trust Company.

David Whitaker – Mr. Whitaker brings significant experience in the financial services industry. He is the President of Foreside Financial Group, a position he has held for more than 10 years. He also serves as a trustee to another mutual fund series trust.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board of Trustees or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on such person or on the Board of Trustees by reason thereof.

Committees of the Board of Trustees

Audit Committee. The Board of Trustees has a separately-designated standing Audit Committee composed of [all of the Independent Trustees of the Trust] and chaired by Ms. Lilek. The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Funds and, among other things, considers the selection of the independent registered public accounting firm for the Funds and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Funds, and considers other services provided by those accountants to the Funds and the Manager and their affiliates and the possible effect of those services on the independence of those accountants].

Governance Committee. The Governance Committee is composed of all of the Independent Trustees of the Trust and is responsible for oversight of the governance of the Funds. The Governance Committee will make nominations for independent trustee membership on the Board when necessary and consider nominees for election to the Board made by shareholders if the nomination is made in accordance with the Trust's policies regarding shareholder nominations, which

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are attached to this SAI as Appendix A, review periodically Board governance practices and procedures and, as well as, the responsibilities and charters of each committee of the Board. Ms. Weiland serves as Chair of the Governance Committee.

Securities Ownership

Because the Trust and the Funds are newly formed and have yet to commence operations, no Trustees currently hold any equity securities in the Funds or in any registered investment companies overseen by the Trustee within [the Funds' family of investment companies].

To the Trust's knowledge as of a recent date, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment manager or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment manager or principal underwriter of the Trust.

Trustees' Compensation

The Trustees who are not employees of the Manager or its affiliates receive an annual retainer of $45,000 divided into four quarterly payments for their services as Trustees of the Trust.

The following table sets forth approximate information regarding compensation expected to be received by Trustees from the "Fund Complex" for the Trust's first year of operations. (Interested Trustees who are employees of the Manager or its affiliates and officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of the Manager and its affiliates.)

		Total Compensation
	Aggregate	from Trust and
	Compensation	Fund Complex to be
Name of Trustee	from the Trust	Paid to Trustee

Ryan D. Burns	$0	$0
JoAnn S. Lilek	$45,000	$45,000
Patricia A. Weiland	$45,000	$45,000
Lloyd A. Wennlund	$45,000	$45,000
David M. Whitaker	$0	$0

The Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to, amounts reasonably incurred in connection with the defense or disposition of any threatened, pending or contemplated action, suit or other proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal before any court or administrative or legislative or other body, in which they may be or may have been involved as a party or otherwise, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of their offices with the Trust, except if it is determined in the manner specified in the Trust's Declaration of Trust, that they (i) have not acted in good faith, (ii) not to have acted in the reasonable belief that their actions were in or not opposed to the best interests of the Trust, (iii) in the case of a criminal proceeding, to have had reasonable cause to believe his or her action was unlawful or (iv) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Additional Information

The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others each Fund's Manager, custodian, transfer agent and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended third party (or other form of) beneficiaries of those contractual arrangements. The Trust's and each Fund's contractual

15

arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts directly against the service providers.

This SAI has been designed to meet the regulatory purpose of providing information concerning the Trust and the Funds that you should consider carefully in determining whether to purchase shares of the Funds. Neither the Prospectus, this SAI, nor each Fund's registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

THE INVESTMENT MANAGER

[Under the terms of an Investment Management Agreement between the Trust and the Manager with respect to the Funds (the "Investment Management Agreement") and subject to the supervision of the Board of Trustees, Phaeacian Partners LLC ("Phaeacian" or the "Manager") serves as each Fund's investment manager and is responsible for managing, either directly or through others selected by it, the investments of the Funds. The Manager's principal business address is [ADDRESS]. Phaeacian Partners LLC is a subsidiary of Polar Capital Holdings plc.

Investment Management Agreement. Under an Investment Management Agreement between the Trust, on behalf of the Funds, and the Manager (the "Investment Management Agreement"), the Manager, at its expense, provides the Funds with investment advisory and related services and, together with the Administrator (as defined below), advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Board of Trustees regarding the conduct of business of the Trust and the Funds, and in addition, at its expense, provides the Funds with certain services necessary for the operation of the Funds.

The Investment Management Agreement has been approved by the Board, including the "non-interested" Trustees and by the initial shareholder of the Funds.

Management Fees. Under the Investment Management Agreement, the Manager is required to provide the Funds with a continuous investment program, including investment research and management with respect to all securities and investments and cash equivalents, in the Funds, in accordance with the investment objective, policies and restrictions of the Funds, and to determine, for the Funds, what securities and other investments shall be purchased, retained or sold, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act, and to such policies and instructions as the Trustees may from time to time establish.

For the services provided to the Funds under the Investment Management Agreements, the Funds will pay the Manager a monthly fee based on each Fund's average daily net assets of [__]%.

The Manager makes available to the Trust, without additional expense to the Trust, investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work.

Under the Investment Management Agreement, the Trust is responsible for all of its other expenses, which may include clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; payments under any distribution plan; shareholder servicing payments; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; any expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Manager; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of each Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

The Investment Management Agreement provides that the Manager shall not be subject to any liability to the Trust or to any shareholder for any act or inaction of the Manager relating to any event whatsoever, in the absence of bad faith, willful misfeasance, or negligence, in the performance of, or the reckless disregard of, its duties or obligations.

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The Investment Management Agreement may be terminated as to the Fund at any time (i) on 60 days' written notice or

(ii)upon material breach by a party of any representations or warranties set forth in the Investment Management Agreement, if such breach has not been cured within 20 days after written notice of such breach, in each case without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by the Manager. The Trust may terminate the Investment Management Agreement immediately if, in the reasonable judgment of the Trust, the Manager becomes unable to discharge its duties and obligations under the agreement, including circumstances such as insolvency of the Manager or other circumstances that could adversely affect the Fund.]

Administrative Services. The Trust, on behalf of the Funds, has entered into a Fund Administration and Accounting Services Agreement with [The Northern Trust Company] (the "Administrator"), under which the Administrator provides fund accounting and administrative services necessary for the operation of the Funds. The Administrator provides the Funds with office space. The Fund Administration and Accounting Services Agreement is terminable by any party at the end of its initial term or thereafter, at any time, by either party upon at least ninety days prior written notice to the other party.

Under the Administration and Accounting Services Agreement, the Funds will pay the Administrator out of its assets an annual fee as a function of [___]% of each Fund's aggregate net assets. On the first $[X] million, a [X]% fee shall apply; on the next $[X] million, a [X]% fee shall apply; on the next $[X] million, a [X]% fee shall apply, and over $[X] billion, a [X]% fee shall apply.

[PORTFOLIO MANAGERS]

Other Accounts Managed. The following table provides information about funds and accounts, other than the Funds, for which the Funds' portfolio managers are primarily responsible for the day-to-day portfolio management as of [DATE].

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
	Accounts		Accounts		Accounts
Gregory A. Herr	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Pierre O. Py	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Accounts and Assets for which the Advisory Fee is Based on Performance

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
	Accounts		Accounts		Accounts
Gregory A. Herr	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Pierre O. Py	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Material Conflicts of Interest. The following summarizes the policies of the Manager for managing conflicts of interest. It is not intended to provide a comprehensive account of the processes and procedures the Manager has adopted in

17

connection with the management of conflicts of interest, but is instead intended to be a statement of principles through which the Manager seeks to manage such potential conflicts.

Conflicts of interest can arise where: (i) the interests of the Manager conflicts with those of a client (firm vs. client conflicts) and (ii) the interests of one client of the Manager conflicts with those of another of the Manager's clients (client vs. client conflicts). The Manager has policies and arrangements in place to identify and manage conflicts of interest that may arise between the Manager and its clients or between the Manager's different clients. The Manager has a policy of independence that requires the Manager's staff to disregard any personal interest, relationship or arrangement which gives rise to a conflict of interest and to ensure that the interests of clients prevail.

The Manager places significant emphasis on its strong compliance culture, and the efficient operation of systems and controls, to manage issues such as conflicts of interest. The compliance department of the Manager conducts regular monitoring checks to confirm that internal policies and procedures are followed.

Firm vs. client conflicts

Connected entity investment decisions – The Manager acts as manager, investment manager, advisor, general partner or subadviser to and may receive different rates of remuneration, including investment management/advisory fees and performance fees from multiple client accounts. While the Manager may make decisions to buy or sell securities or other investments for one account and not another account, which may affect relative performance and hence the value of the Manager's remuneration based thereon, the Manager will at all times have regard to its obligations to each client, taking into account such clients' investment restrictions and other relevant factors.

Investment as principal – The Manager may from time to time take a long-term or short-term position in a client fund, in some cases to provide initial capital and establish a solid platform for the future growth of such client fund. The Manager may also co-invest in an investment alongside a client or client fund, either directly or indirectly, or invest in any entity which forms part of a client fund's assets. The Manager's return on investment in a client fund will be determined by reference to the investment decisions the Manager makes for such client fund, and in the case of co-investment or other investment, by reference to the change in value of such investment. The Manager's policies require that all personal interests, relationships or arrangements, including those of its affiliated companies must be disregarded to ensure that the best interests of all clients are served.

Staff personal investments – Certain directors and employees of the Manager or of an affiliated company may hold or deal for their personal account in securities of a client or of any issuer in which securities or investments are held or dealt in on behalf of a client. They may also deal, outside closed periods, in the securities of the ultimate holding company, or, in the case of joint ventures, hold shares or other investments in an affiliated company.

Client vs. client conflicts

Aggregation of transactions in investments – The Manager may aggregate purchase and sale transactions in investments (and associated transaction costs) for applicable clients. The applicable clients may have different or similar investment strategies, objectives and restrictions, and they may be structured differently (such as redemption and subscription (or analogous) terms). Accordingly, aggregation may result in different outcomes for certain such clients, for instance in respect of the holding period for an investment, the size of a client's exposure to such investment, and the price at which an investment may be acquired or disposed of. Depending on the circumstances, aggregation may be advantageous or disadvantageous to the client.

Allocation of transactions in investments – Aggregated transactions as referred to above, including costs and expenses thereof, are allocated to ensure that the Manager's clients have broadly equal access to a similar quality and quantity of suitable investment transactions, taking into account the factors mentioned above, amongst others. The Manager's policies further require all allocations to be effected at the same price, but in very limited instances this may not be achievable due to the mechanics of certain markets.

Transactions between clients – The Manager may make decisions for one client to buy or sell units, shares or other investments in other funds, investment companies or other entities to which the Manager or an affiliated company is the manager or investment manager (for example for a fund of fund).

The Manager may in certain circumstances effect a transaction between clients whereby one client buys an asset from another client for reasons that are beneficial to each client, on arms' length terms. For example, a transaction between clients may be appropriate when a client fund has an obligation to meet applicable investment restrictions or investor redemption

18

requirements, and where the Manager determines that the investment continues to represent a valid opportunity to generate added value for one or more other clients to acquire the investment.

The Manager has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Notice – In providing the above set of principles through which the Manager intends to manage any potential conflicts of interest, the Manager intends that this disclosure should be for guidance only. Accordingly, this disclosure is being provided (to the extent permitted by law) without liability, and in publishing this disclosure the Manager makes no representation or warranty as to how they may act in connection with any particular situation or set of circumstances that may arise in relation to a conflict. This disclosure is not intended to create third party rights or duties that would not already exist if the policy had not been made available, nor is it intended to form part of any contract between the Manager and any client.

Compensation. [The portfolio managers are compensated by the Manager through salary, healthcare coverage, income protection, death service protection as well gym membership and travel assistance. Salaries are capped and compensation is designed to be variable in nature, rewarding individuals for team, performance and AUM gathering success. Such a mechanism, linking variable compensation to economic success, performance and the value of the assets managed, is designed to align the interests of such investment professionals with those of the Fund and its shareholders and to avoid conflicts. Non-salary benefits are designed to be in the top tier of benefits available. The determination of a portfolio manager's total compensation involves a thorough and on-going assessment of the individual's performance and contribution to the Manager's results. This assessment is performed on a continuous basis, as well as through a formal annual review.

Ownership of Securities. The Funds are a newly-organized investment company. [Accordingly, as of the date of this SAI, the Portfolio Managers did not beneficially own any securities issued by the Funds.]

BROKERAGE ALLOCATION AND OTHER PRACTICE

Selection of Brokers. The Manager, in selecting brokers to effect transactions on behalf of the Funds, seeks to obtain the best execution available.

Allocation. The Manager may deem the purchase or sale of a security to be in the best interests of the Funds as well as other clients of the Manager. In such cases, the Manager may, but is under no obligation to, aggregate all such transactions in order to seek the most favorable price or lower brokerage commissions and efficient execution. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by the Manager to be fair and equitable over time.

Brokerage and Research Services. Certain transactions involve the payment by the Funds of negotiated brokerage commissions. The Manager may determine to pay a particular broker varying commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of debt securities or securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds include a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Manager places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best execution available. In seeking the best price and execution, the Manager considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from several broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Manager receives research, statistical and quotation services from many broker-dealers with which it places each Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of

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securities. Some of these services are of value to the Manager and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing to every client, including the Funds. The investment advisory fee paid by the Funds are not reduced because the Manager and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act"), and by the Investment Management Agreement, the Manager may cause the Funds to pay a broker that provides brokerage and research services to the Manager an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission that another broker would have charged for effecting that transaction. The Manager's authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

The amount of brokerage commissions and fees paid by the Funds may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

DISTRIBUTION OF TRUST SHARES

Distributor and Distribution Contract

[The Trust, on behalf of the Funds, have entered into a distribution agreement (the "Distribution Agreement") under which [Foreside Financial Services, LLC ("FFS" or the "Distributor")], with principal offices at [Three Canal Plaza, Suite 100, Portland, Maine 04101], as agent, distributes the shares of the Funds on a continuous basis. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares. FFS and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Manager pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to FFS for such distribution services. However, the Manager has entered into an agreement (the "Distribution Services Agreement") with FFS under which it makes payments to FFS in consideration for certain distribution related services. The payments made by the Manager to FFS under the Distribution Services Agreement do not represent an additional expense to the Trust or its shareholders. The Distribution Agreement provides that the Trust will indemnify FFS against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by FFS, or those resulting from the willful misfeasance, bad faith or negligence of FFS, or FFS's breach of confidentiality.]

SHARE PURCHASES AND REDEMPTIONS

The Trust reserves the right, on 30 days' written notice, to redeem the shares held in any account if at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Such involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in each Fund's NAV. The Trust also may involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to the Funds and their shareholders or the Transfer Agent. Additionally, subject to applicable law, the Trust reserves the right to involuntarily redeem an account at each Fund's then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or in other circumstances where redemption is determined to be in the best interest of the Trust and its shareholders.

The Trust, Northern Trust and their agents also reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder's death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.]

Other Information Regarding Purchases and Redemptions

The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments in the Funds as it does not have access to the information necessary to assess your financial situation.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, service organizations and other financial intermediaries (together, "intermediaries") that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectus and this SAI. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectus

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and this SAI) regarding (i) the timing of purchase, redemption orders and pricing of Fund shares, or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Trust by calling [PHONE NUMBER].

Shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of the Funds, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of the Funds may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Share purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within five business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Trust reserves the right to require payment by wire or official U.S. bank check. The Trust generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler's checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

You may connect your Funds' account(s) with a bank account for subsequent purchases, redemptions and other transactions in Fund shares. Such arrangements must be requested on your Account Application. To link to your bank account, you may need to have all shareholders of record sign the Account Application and have those signatures guaranteed. See "Signature Guarantee" below. Trading privileges will apply to each shareholder of record for the account unless and until the transfer agent receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new application signed by all owners of record of the account, with all signatures guaranteed. The Trust and the transfer agent may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Trust reserves the right to amend, suspend or discontinue any such arrangements at any time without prior notice. You cannot link your bank account if you hold your shares of the Funds through a broker in a "street name" account or in other omnibus accounts.

Signature Guarantee. When a signature guarantee is called for as described in the Prospectus, a "medallion" signature guarantee will be required. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. Signature guarantees from financial institutions that are not participating in the Stamp 2000 Medallion Guarantee program will not be accepted. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker- dealer that participates in this program. The Trust reserves the right to modify its signature guarantee standards at any time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Prospectus. Shareholders should contact the Trust's transfer agent for additional details regarding the Trust's signature guarantee requirements.

Account Registration Changes. Changes in registration or account privileges may be made in writing to the Trust's transfer agent. Signature guarantees may be required. See "Signature Guarantee" above. All correspondence must include the account number and must be sent to:

REGULAR MAIL [Fund Name]

c/o The Northern Trust Company PO Box 4766

Chicago, IL 60680-4766

OVERNIGHT OR EXPRESS MAIL [Fund Name]

c/o The Northern Trust Company 333 S. Wabash Avenue

Attn: Funds Center, Floor 38 Chicago, IL 60604

Transfer on Death Registration. The Trust may accept "transfer on death" ("TOD") registration requests from investors. The laws of a state selected by the Trust in accordance with the Uniform TOD Security Registration Act will govern the registration. The Trust may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Trust may from time to time change these requirements (including by changes to the determination as to which state's law governs TOD registration.

Special Arrangements of Financial Intermediaries. Brokers, dealers, banks and other financial intermediaries provide varying arrangements for their clients to purchase, exchange and redeem Fund shares. Some may establish higher minimum

21

investment requirements than specified in the Prospectus or this SAI. Financial intermediaries may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Financial intermediaries also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their financial intermediary. In addition, certain privileges with respect to the purchase, exchange and redemption of Fund shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

DETERMINATION OF NET ASSET VALUE

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either

(1)not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV. In the event an approved pricing service is unable to provide a readily available quotation, as outlined above, the fund accountant will contact the Manager and ask them to provide an alternative source, such as a broker who covers the security and can provide a daily market quotation. The appropriateness of the alternative source, such as the continued use of the broker, will be reviewed and ratified quarterly by the Fair Value Committee ("FVC"). Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the FVC using the following procedures.

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Fixed income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. These securities are considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures need not be applied. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

A significant event is defined as an event that has materially affected the value of a Fund's securities. When determining whether a significant event has occurred, there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation. There also should be a reasonably high degree of certainty regarding how the event has affected the value of the securities. In addition, the need to assess the impact of any significant events arises only when the event occurs after the close of the relevant market or cessation of trading in the particular security but before the Fund's closing (normally 4:00pm ET). Any significant event that occurs while trading is ongoing in the affected security prior to the Fund's closing will be reflected in its market price.

Once it has been determined that a significant event has taken place, the FVC will make a determination of the fair value price for the impacted securities. A list of factors that may be relevant in determining the value of securities include: type of security, financial statements, cost basis; fundamental analytical data relating to the investment and the market; nature and duration of any restrictions on disposition of the securities; forces that influence the market in which the securities are purchased or sold; discount from market value for unrestricted securities of the same class from the same issuer at the time of purchase for restricted securities; existence of registration rights on restricted securities; existence of merger proposals

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or tender offers or other types of "exit" strategies that could affect the value of the securities; volume and depth of public trading in similar securities of the issuer or similar companies; expectation of additional news about the company, expectation of court action, market activity, or government intervention; past experience and other market and industry factors/information available; conventional wisdom regarding the long-term outlook of the issuer and other relevant information.

TAXES

The following discussion of U.S. federal income tax consequences of an investment in a Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax- advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Taxation of the Funds

Each Fund intends to elect to be treated as a regulated investment company ("RIC") under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);

(b)diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested, including through corporations in which the

Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of

23

income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, qualified publicly traded partnerships will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to issuer identification for a particular type of investment may adversely affect the Fund's ability to meet the diversification test in (b) above.

If a Fund qualifies as an RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund's shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under the Code.

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute any net realized long-term capital gains and its net realized short-term capital gains at least once a year. Any taxable income including any net capital gain retained by a Fund will be subject to tax at the Fund level at regular corporate rates. In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

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In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a Fund's net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses, the Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. A Fund must apply such carryforwards first against gains of the same character. A Fund's available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC's ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid the imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund's holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains includible in net capital gain, and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income reported by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions on a Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur

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in respect of shares purchased at a time when the Fund's net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund's shares below the shareholder's cost basis in those shares. Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares.

A dividend paid to shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income" that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or

(b)treated as a passive foreign investment company. Income derived from investments in derivatives generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares.

In general, dividends of net investment income received by corporate shareholders of a Fund qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for

26

U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, "net investment income" generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code's "wash-sale" rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. See the Fund's Prospectus for more information.

Tax Implications of Certain Fund Investments

Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund's basis in the stock. Such gain or loss generally will be short- term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased The termination of a Fund's obligation under an option other than through the exercise of the option will result in gain or loss, depending on

27

whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Subject to certain exceptions, some of which are described below, such gain or loss generally will be short-term. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

A Fund's options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are "covered" by a Fund's long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to "substantially similar or related property," to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not "deep in the money" may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are "in the money" although not "deep in the money" will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute "qualified dividend income" or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Other Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund's transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally,

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the original issue discount ("OID") is treated as interest income and is included in a Fund's income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having "market discount." Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its "revised issue price") over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code, (i) generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security, (ii) alternatively, the Fund may elect to accrue market discount currently, in which case a Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security, and (iii) the rate at which the market discount accrues, and thus is included in the Fund's income, will depend upon which of the permitted accrual methods the Fund elects.

Notwithstanding the foregoing, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer's financial statements. The Treasury and IRS have issued proposed regulations providing that this rule does not apply to the accrual of market discount. If this rule were to apply to the accrual of market discount, a Fund would be required to include in income any market discount as it takes the same into account on its financial statements.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price). The Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in the Fund's income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium -- the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the

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disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation; when a Fund may cease to accrue interest, OID or market discount; when and to what extent a Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Mortgage-Related Securities. A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or equity interests in taxable mortgage pools ("TMPs"). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund's income (including income allocated to the Fund from a real estate investment trust or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency- denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

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Passive Foreign Investment Companies. Equity investments by a Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case the Fund will be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income." Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Book-Tax Differences. Certain of a Fund's investments in derivative instruments and foreign currency- denominated instruments, and any of the Fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund's book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if the Fund's book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income, if any), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this "blocking" effect, a tax- exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by a Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes "excess inclusion income," then the

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Fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund.

CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Taxation

Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund's assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder's ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder's not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so.

Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax- advantaged accounts (including those who invest through individual retirement accounts or other tax- advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Foreign Shareholders

Distributions by a Fund to shareholders that are not "U.S. persons" within the meaning of the Code ("foreign shareholders") properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) "short-term capital gain dividends" as distributions of net short-term capital gains in excess of net long-term capital losses and (2) "interest-related dividends" as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-

32

term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and

(B)distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, or (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

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A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Certain Additional Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, "FATCA") generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an "IGA") between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends a Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest- related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor's own situation, including investments through an intermediary.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of a Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

CUSTODIAN

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The Northern Trust Company (the "Custodian"), PO Box 4766, Chicago, IL 60680-4766, is the custodian of the assets of the Funds. The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments. The Custodian does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Northern Trust Company (the "Transfer Agent"), PO Box 4766, Chicago, IL 60680-4766, is the Trust's registrar, transfer agent, and dividend disbursing agent. The Transfer Agent processes purchase and redemption orders, maintains records of each Fund's shareholders, and disburses dividends and other distributions.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[______], the Trust's independent registered public accounting firm, provides audit services, and tax compliance and tax consulting services. Its address is [ADDRESS].

CODE OF ETHICS

The Trust, its Manager and Foreside Fund Services, LLC ("FFS" or the "Distributor"), an unaffiliated principal underwriter of the Trust, have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING POLICIES AND PROCEDURES

[Proxy Voting Policies and Procedures. The Funds have delegated the responsibility for voting proxies to the Manager, subject to the Board's continuing oversight. The Manager's Proxy Voting Policy seeks to ensure that Fund proxies are voted consistently and in the best economic interests of the Funds. The Manager considers each proxy individually, on a case-by-case basis.

Where a proxy proposal raises a material conflict between the Manager's interests and each Fund's interests, the Manager will resolve the conflict as follows:

•The Manager will convene an internal group of senior employees of the Manager who are independent from the conflict of interest at issue, and after review of the issue and any associated documentation, the internal group will propose a course of action that they determine is in the best interest of the applicable Client(s) of the Manager.

•For material conflicts of interest, the internal group may take, but is not limited to, the following courses of action:

oThe Manager may consult with the Board of Directors for a course of action;

oThe Manager may vote in accordance with the recommendation of its proxy voting service provider; o The Manager may seek Client consent for the vote recommended by the Portfolio Manager;

oThe Manager may engage an independent third party to provide a recommendation on how to vote the proxy; or

oThe Manager may abstain from voting the proxy.

In certain instances, the Manager may elect not to vote a proxy or otherwise be unable to vote a proxy on each Fund's behalf. Such instances may include but are not limited to a de minimis number of shares held, potential adverse impact on each Fund's portfolio of voting such proxy (e.g., share blocking or short-term prohibitions on selling the issuer's shares after the vote), or logistical or other considerations related to non-U.S. issuers (e.g., where an investment company's legal structure may not be recognized in the relevant jurisdiction). In addition, the Manager generally will not seek to recall securities that are out on loan for the purpose of voting the securities unless it is in each Fund's best interests to do so.

The Funds will file Form N-PX, with each Fund's complete proxy voting record for the most-recent twelve months ended [FYE]. Each Fund's Form N-PX is available without charge, upon request, by calling toll- free (800) 982- 4372 and on the SEC's web site at  www.sec.gov.]

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LEGAL COUNSEL

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Trust's Declaration of Trust provides for indemnification out of the relevant Fund's property for all loss and expense of any shareholder held personally liable for the obligations of such Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. For periods prior to the Reorganization Date, such information is based on the financial performance of the applicable Predecessor Fund. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by [_____], whose report, along with the Predecessor Fund's financial statements, is included in the Predecessor Fund's Annual Report, which is available upon request.

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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)Articles of Incorporation.

(i)Agreement and Declaration of Trust dated February 28, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ii)Amended and Restated Agreement and Declaration of Trust dated March 3, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(b)By-Laws.

(i)By-Laws dated February 28, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(c)Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(i)Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Amended & Restated Agreement and

Declaration of Trust.

(ii)Article 9 (Issuance of Shares and Share Certificates) of the By-laws.

(d)Investment Advisory Contracts.

(i)Investment Management Agreement between the Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund, dated March 3, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ii)Investment Management Agreement between the Registrant and Phaeacian Partners LLC, on behalf of the Funds advised by Phaeacian Partners LLC to be filed by amendment.

(e)Underwriting Contracts.

(i)Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated March 3, 2020 and Form of Dealer Agreement which is filed herewith.

(ii)First Amended Exhibit A to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC to be filed by amendment.

(iii)Distribution Services Agreement between Polar Capital LLP and Foreside Financial Services, LLC dated March 3, 2020 which is filed herewith.

(iv)Distribution Services Agreement between Phaeacian Partners LLC and Foreside Financial Services, LLC to be filed by amendment.

(f)Bonus or Profit Sharing Contracts. None.

(g)Custodial Agreement.

(i)Custody Agreement between the Registrant and The Northern Trust Company dated March 3, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ii)First Amended Schedule B to the Custody Agreement between the Registrant and The Northern Trust Company to be filed by amendment.

(h)Other Material Contracts.

(i)Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated March 3, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ii)First Amended Schedule A to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company to be filed by amendment.

(iii)Fund Officer Agreement between the Registrant and Foreside Fund Officer Services, LLC dated March 3, 2020 which is filed herewith.

(iv)Expense Limitation Agreement between the Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund, dated March 3, 2020 which is filed herewith.

(v)Expense Limitation Agreement between the Registrant and Phaeacian Partners LLC, on behalf of the Funds advised by Phaeacian Partners LLC to be filed by amendment.

(vi)Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated March 3, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(vii)First Amended Schedule D to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company to be filed by amendment.

(viii)Power of Attorney for Ryan D. Burns which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ix)Power of Attorney for JoAnn S. Lilek which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(x)Power of Attorney for Patricia A. Weiland which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(xi)Power of Attorney for Lloyd A. Wennlund which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(xii)Power of Attorney for David M. Whitaker which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(i)Legal Opinion and Consent.

(i)Legal Opinion of Ropes & Gray LLP to be filed by amendment.

(j)Other Opinions. None

(k)Omitted Financial Statements. None.

(l)Initial Capital Agreements.

(i)Subscription Agreement between the Registrant and the Initial Investor of the Polar Capital Emerging Market Stars Fund to be filed by amendment.

(ii)Subscription Agreement between the Registrant and the Initial Investor of the Phaeacian Global Value Fund to be filed by amendment.

(iii)Subscription Agreement between the Registrant and the Initial Investor of the Phaeacian Accent International Value Fund to be filed by amendment.

(m)Rule 12b-1 Plan. None.

(n)Rule 18f-3 Plan. None.

(o)Reserved.

(p)Code of Ethics.

(i)Registrant's Code of Ethics dated March 3, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ii)Polar Capital LLP Code of Ethics dated January 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(iii)Foreside Financial Group, LLC Code of Ethics dated January 10, 2020 which was filed as an Exhibit to the Registrant's Form N-1A dated March 10, 2020 is hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers' liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of Investment Adviser.

Polar Capital LLP, 16 Palace Street, London, SW1E 5JD, United Kingdom is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser's Form ADV, file number 801-64644. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Phaeacian Partners LLC, 10 Corbin Drive, Darien, Connecticut, 06820 is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser's Form ADV, file number 801-64644. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32. Principal Underwriter.

(a)Foreside Financial Services, LLC (the "Distributor") serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. 13D Activist Fund, Series of Northern Lights Fund Trust

2.AAMA Equity Fund, Series of Asset Management Fund

3.AAMA Income Fund, Series of Asset Management Fund

4.Advisers Investment Trust

5.BMO Funds, Inc.

6.BMO LGM Frontier Markets Equity Fund

7.Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)

8.Cook & Bynum Funds Trust

9.Diamond Hill Funds

10.Driehaus Mutual Funds

11.FlowStone Opportunity Fund

12.FNEX Ventures

13.Praxis Mutual Funds

14.Rimrock Funds Trust

15.SA Funds – Investment Trust

16.Sequoia Funds, Inc.

(b)The following are the Officers and Manager of the Distributor. The Distributor's main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Positions and Offices with	Positions and Offices with
		Underwriter	Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100,	President, Treasurer and	None
	Portland, ME 04101	Manager
Mark A. Fairbanks	Three Canal Plaza, Suite 100,	Vice President	None
Portland, ME 04101
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn	Vice President	None
Park, Suite 110, Berwyn, PA
19312
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn	Vice President and Chief	None
	Park, Suite 110, Berwyn, PA	Compliance Officer
19312
Jennifer E. Hoopes	Three Canal Plaza, Suite 100,	Secretary	None
Portland, ME 04101

(c) Not applicable.

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the Rules promulgated thereunder will be maintained by the Registrant at 50 S. LaSalle St., Chicago, IL 60603; the Registrant's administrator, transfer agent, fund accounting agent, and custodian, The Northern Trust Company, 50 S. LaSalle St., Chicago, IL 60603; the Registrant's compliance and financial control services service provider, Foreside Fund Officer Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230; the Registrant's distributor, Foreside Financial Services, LLC, LLC, Three Canal

Plaza, Suite 100, Portland, Maine 04101; Polar Capital LLP, 16 Palace Street, London, SW1E 5JD, United Kingdom for certain records of the Fund advised by Polar Capital LLP; Phaeacian Partners LLC, 10 Corbin Drive, Darien, Connecticut, 06820 for certain records of the Funds advised by Phaeacian Partners LLC.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 15th day of April, 2020.

Datum One Series Trust

By: /s/ Barbara J. Nelligan

Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan

Barbara J. Nelligan

Ryan D. Burns

Ryan D. Burns*

JoAnn S. Lilek

JoAnn S. Lilek*

Patricia A. Weiland

Patricia A. Weiland*

Lloyd A. Wennlund

Lloyd A. Wennlund*

David M. Whitaker

David M. Whitaker*

/s/ Tracy L. Dotolo

Tracy L. Dotolo

By: /s/ Barbara J. Nelligan

Barbara J. Nelligan, as Attorney-in-Fact

President	April 15, 2020
(Principal Executive Officer)
Trustee	April 15, 2020
Trustee	April 15, 2020
Trustee	April 15, 2020
Trustee	April 15, 2020
Trustee	April 15, 2020
Treasurer	April 15, 2020
(Principal Financial Officer)

* Pursuant to Power of Attorney.